1290 Funds______®

Prospectus dated March 1, 2016

This Prospectus describes the Funds listed below. Each Fund has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Fund	Share Class (Ticker)

1290 GAMCO Small/Mid Cap Value Fund	Class A (TNVAX)
Class C (TNVCX)*
Class I (TNVIX)
Class R (TNVRX)

1290 High Yield Bond Fund	Class A (TNHAX)
Class C (TNHCX)*
Class I (TNHIX)
Class R (TNHRX)

1290 SmartBeta Equity Fund	Class A (TNBAX)
Class C (TNBCX)*
Class I (TNBIX)
Class R (TNBRX)

1290 Global Equity Managers Fund	Class A (TNGAX)
Class C (TNGCX)*
Class I (TNGIX)
Class R (TNGRX)

1290 Multi-Alternative Strategies Fund	Class A (TNMAX)
Class C (TNMCX)*
Class I (TNMIX)
Class R (TNMRX)

1290 Convertible Securities Fund	Class A (TNFAX)
Class C (TNFCX)*
Class I (TNFIX)
Class R (TNFRX)

1290 Unconstrained Bond Managers Fund	Class A (TNUAX)
Class C (TNUCX)*
Class I (TNUIX)
Class R (TNURX)

*	Class C shares currently are not offered for sale.

1290 Funds® and 1290 Asset Managers® are registered service marks of AXA Equitable Funds Management Group, LLC, New York, NY 10104.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

A/C/I/R Master

(75446)

1290 Funds

1290 Funds

1. About the Funds

1290 GAMCO Small/Mid Cap Value Fund – Class A (TNVAX), C (TNVCX), I (TNVIX) and R (TNVRX) Shares

Investment Objective: Seeks to maximize capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 GAMCO Small/Mid Cap Value Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	1.00%[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 GAMCO Small/Mid Cap Value Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	5.41%	5.61%	4.94%	5.61%
Total Annual Fund Operating Expenses	6.41%	7.36%	5.69%	6.86%
Fee Waiver and/or Expense Reimbursement[4]	–5.06%	–5.26%	–4.59%	–5.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.10%	1.10%	1.60%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C shares after one year.
[3]	Other Expenses have been restated to reflect current fees.
[4]

Pursuant to a contract, 1290 Asset Managers has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$680	$1,918	$3,121	$5,985
Class C Shares	$313	$1,692	$3,102	$6,347
Class I Shares	$112	$1,286	$2,444	$5,270
Class R Shares	$163	$1,555	$2,896	$6,037

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$213	$1,692	$3,102	$6,347

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 12, 2014 (commencement of operations) to October 31, 2015, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment.

The Fund invests primarily in common stocks, but it also may invest in other securities that GAMCO Asset Management Inc. (“GAMCO” or the “Sub-Adviser”) believes provide opportunities for capital growth, such as preferred stocks and warrants. The Fund also may invest up to 20% of its net assets in foreign securities.

1290 Funds	About the Funds	1

GAMCO utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Sub-Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Fund. The Sub-Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Sub-Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Investment Style Risk: The Fund may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Risk/Return Bar Chart and Table

The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2015 compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index, since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.

Calendar Year Annual Total Return — Class I

Best quarter (% and time period)	Worst quarter (% and time period)
2.18% (2015 4th Quarter)	–7.91% (2015 3rd Quarter)

2	About the Funds	1290 Funds

Average Annual Total Returns
	One Year	Since Inception
1290 GAMCO Small/Mid Cap Value Fund — Class I Shares (Inception Date: November 12, 2014) returns before taxes	–3.13%	–0.51%
1290 GAMCO Small/Mid Cap Value Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions	–4.37%	–1.90%
1290 GAMCO Small/Mid Cap Value Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions and sale of fund shares	–1.77%	–1.01%
1290 GAMCO Small/Mid Cap Value Fund — Class A Shares (Inception Date: November 12, 2014) returns before taxes	–8.66%	–5.58%
1290 GAMCO Small/Mid Cap Value Fund — Class C Shares (Inception Date: November 12, 2014) returns before taxes	–4.07%	–0.51%
1290 GAMCO Small/Mid Cap Value Fund — Class R Shares (Inception Date: November 12, 2014) returns before taxes	–3.58%	–0.98%
Russell 2500TM Value Index (reflects no deduction for fees, expenses, or taxes)	–5.49%	–4.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of fund shares may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Adviser are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	November 2014
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	November 2014

Sub-Adviser: GAMCO

Portfolio Manager: The individual primarily responsible for the management of the Fund is:

Name	Title	Date Began Managing the Fund
Mario J. Gabelli	Chief Executive Officer and Chief Investment Officer of the Value Portfolios of GAMCO	November 2014

1290 Asset Managers (the “Adviser”) has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate advisory fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer-sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

1290 Funds	About the Funds	3

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	About the Funds	1290 Funds

1290 High Yield Bond Fund – Class A (TNHAX), C (TNHCX), I (TNHIX) and R (TNHRX) Shares

Investment Objective: Seeks to maximize current income.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 High Yield Bond Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	1.00%[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)[3]	2.00%	2.00%	2.00%	2.00%
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 High Yield Bond Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Advisory Fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[4]	1.14%	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%	2.24%
Fee Waiver and/or Expense Reimbursement[5,6]	–0.89%	–0.89%	–0.89%	–0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.85%	0.85%	1.35%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C shares after one year.
[3]	Shares of the Fund that are redeemed or exchanged in 30 or fewer calendar days are subject to a redemption fee based upon the current net asset value of those shares.
[4]	Other Expenses have been restated to reflect current fees.
[5]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation.
[6]

Pursuant to a contract, 1290 Asset Managers has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.85% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$557	$964	$1,396	$2,594
Class C Shares	$288	$766	$1,371	$2,824
Class I Shares	$87	$461	$860	$1,978
Class R Shares	$137	$615	$1,119	$2,505

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$188	$766	$1,371	$2,824

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 12, 2014 (commencement of operations) to October 31, 2015, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bank loans, bonds, loan participations, notes and debentures are examples of debt securities. It is expected that the Fund will invest primarily in high-yield corporate bonds as well as floating rate loans, and participations in and assignments of loans. Securities below investment grade include those securities that at the time of purchase are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or by Standard & Poor’s Ratings Services (“S&P”) or, if unrated, deemed to be of comparable quality by the Fund’s investment adviser, 1290 Asset Managers (the ”Adviser”) or the Fund’s sub-adviser, AXA Investment Managers, Inc. (“AXA IM” or the “Sub-Adviser”). The Fund may invest in debt securities issued by small-, mid- and large- capitalization companies. The Fund may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including emerging markets issuers and U.S. dollar-denominated securities of non-U.S. issuers.

1290 Funds	About the Funds	5

The Fund may invest in securities of any maturity because AXA IM places greater emphasis on credit risk in selecting securities than either maturity or duration. Certain debt instruments in which the Fund may invest may be structured as pay-in-kind securities. The Fund may invest up to 15% of its net assets in illiquid securities.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Fund in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Fund’s Sub-Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country. In addition, one or more members could abandon the euro and/or withdraw from the EU, which could significantly adversely affect the value of the Fund’s investments in these countries.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates, potentially resulting in losses to the Fund.

6	About the Funds	1290 Funds

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB+ or lower by S&P or Fitch, Ba1 or lower by Moody’s or, if unrated, deemed to be of comparable quality by the Adviser or a Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When the Fund leverages its holdings, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. For example, the Fund may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments) invests collateral from securities loans or borrows money. The Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Fund because the Fund may experience gains or losses not only on its investments in derivatives, but also on the other investments. If the value of the Fund’s investments in derivatives is increasing, this could be offset by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining and the value of its other investments is declining, the Fund may experience substantial losses.

Liquidity Risk: The risk that certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Fund may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Fund.

Loan Risk: Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Fund invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Fund could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines and more limited financial and management resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.

Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

1290 Funds	About the Funds	7

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risk/Return Bar Chart and Table

The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2015 compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index, since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.

Calendar Year Annual Total Return — Class I

Best quarter (% and time period)	Worst quarter (% and time period)
2.64% (2015 1st Quarter)	–5.31 (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
1290 High Yield Bond Fund — Class I Shares (Inception Date: November 12, 2014) returns before taxes	–5.06%	–6.59%
1290 High Yield Bond Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions	–7.95%	–9.42%
1290 High Yield Bond Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions and sale of fund shares	–2.77%	–6.17%
1290 High Yield Bond Fund — Class A Shares (Inception Date: November 12, 2014) returns before taxes	–9.61%	–10.52%
1290 High Yield Bond Fund — Class C Shares (Inception Date: November 12, 2014) returns before taxes	–5.95%	–6.59%
1290 High Yield Bond Fund — Class R Shares (Inception Date: November 12, 2014) returns before taxes	–5.54%	–7.06%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	–4.64%	–5.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of fund shares may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Adviser and the selection of investments in exchange traded funds for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	November 2014
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	November 2014

Sub-Adviser: AXA Investment Managers, Inc. (“AXA IM”)

Portfolio Manager: The individual primarily responsible for the management of the Fund is:

Name	Title	Date Began Managing the Fund
Carl Whitbeck, CFA®	Head of U.S. High Yield, Portfolio Manager/Analyst of AXA IM	November 2014

8	About the Funds	1290 Funds

The Adviser has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate advisory fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have

$250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

1290 Funds	About the Funds	9

1290 SmartBeta Equity Fund – Class A (TNBAX), C (TNBCX), I (TNBIX) and R (TNBRX) Shares

Investment Objective: Seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 SmartBeta Equity Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	1.00%[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 SmartBeta Equity Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	2.03%	2.03%	2.03%	2.03%
Total Annual Fund Operating Expenses	2.98%	3.73%	2.73%	3.23%
Fee Waiver and/or Expense Reimbursement[4]	–1.63%	–1.63%	–1.63%	–1.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.10%	1.10%	1.60%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C shares after one year.
[3]	Other Expenses have been restated to reflect current fees.
[4]

Pursuant to a contract, 1290 Asset Managers has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense limitation arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$680	$1,276	$1,895	$3,558
Class C Shares	$313	$990	$1,788	$3,871
Class I Shares	$112	$692	$1,299	$2,941
Class R Shares	$163	$843	$1,547	$3,419

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$213	$990	$1,788	$3,871

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 12, 2014 (commencement of operations) to October 31, 2015, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of U.S. companies and foreign companies in developed markets. The Fund may invest in large-, mid- and small-capitalization companies and will be broadly diversified across companies and industries. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments.

AXA Rosenberg Investment Management LLC (“Rosenberg Equities” or the “Sub-Adviser”) believes that investing in equity markets using a traditional indexing approach exposes an investor to general market risk, including concentration in the largest capitalization securities in the applicable index, volatility and unpredictable earnings that, over a market

10	About the Funds	1290 Funds

cycle, do not necessarily provide optimal returns. In the Sub-Adviser’s view, market return, or “beta,” can be achieved with less exposure to general market risk. The Fund’s SmartBeta Equity strategy seeks to achieve, over a full market cycle, above-market returns with less volatility compared to the equity markets as a whole. Generally, a full market cycle consists of a period of increasing stock prices and strong performance (a bull market) followed by a period of weak performance and falling prices (a bear market), and a return to a bull market.

The Fund’s strategy differs from a traditional indexing approach under which a fund generally invests in all or a representative sample of the securities in the applicable index and weights those securities according to their market capitalization weightings. In constructing the Fund’s portfolio, the Sub-Adviser begins with a universe of global developed market equity securities. The Sub-Adviser then uses computer-aided quantitative analysis to identify securities for investment. This is accomplished through the application of proprietary filters that interact to analyze individual issuer data for such risk factors as lower earnings quality, higher price volatility, speculation and distress. Those securities that pass the filters are assigned a preliminary weighting in the Fund. The Sub-Adviser next applies a proprietary diversification methodology that is designed to produce a weighting scheme that reduces concentration risk by applying a greater level of diversification to the largest securities (by market capitalization) that progressively lessens with smaller capitalization companies. The Sub-Adviser may apply this investment selection process to invest in emerging market equity securities. The Sub-Adviser may sell a security for a variety of reasons, such as if its fundamentals no longer meet the Sub-Adviser’s criteria, to secure gains, limit losses, or redeploy assets into securities believed to offer superior investment opportunities.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Investment Strategy Risk: The market may reward certain investment characteristics for a period of time and not others. The returns for a specific investment characteristic may vary significantly relative to other characteristics and may increase or decrease significantly during different phases of a market cycle. An investment portfolio comprised of stocks intended to reduce exposure to uncompensated risk may not produce investment exposure that is less sensitive to a change in the broad market price level and may not accurately estimate the risk/return outcome of stocks. Fund investments may exhibit higher volatility than expected or underperform the markets. The Fund’s strategy may result in the Fund underperforming the general securities markets, particularly during periods of strong positive market performance.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in

1290 Funds	About the Funds	11

the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Quantitative Investing Risk: The success of the Fund’s investment strategy depends largely on the effectiveness of the Fund’s quantitative model used for screening securities for investment by the Fund. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect value. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Data for some companies may be less available and/or less current than data for companies in other markets. There may also be errors in the computer code for the quantitative model or issues relating to computer systems. The Fund’s stock selection can be adversely affected if it relies on erroneous or outdated data or flawed models or computer systems. As a result, the Fund may have a lower return than if it were managed using a strategy that does not incorporate quantitative analysis.

Risk/Return Bar Chart and Table

The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2015 compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index, since the inception of the share class with the longest history. Past performance (before and taxes) is not an indication of future performance.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.

Calendar Year Annual Total Return — Class I

Best quarter (% and time period)	Worst quarter (% and time period)
5.24% (2015 4th Quarter)	–4.86% (2015 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
1290 SmartBeta Equity Fund — Class I Shares (Inception Date: November 12, 2014) returns before taxes	1.23%	1.20%
1290 SmartBeta Equity Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions	0.48%	0.41%
1290 SmartBeta Equity Fund — Class I Shares (Inception Date: November 12, 2014) returns after taxes on distributions and sale of fund shares	0.70%	0.56%
1290 SmartBeta Equity Fund — Class A Shares (Inception Date: November 12, 2014) returns before taxes	–4.58%	–3.95%
1290 SmartBeta Equity Fund — Class C Shares (Inception Date: November 12, 2014) returns before taxes	0.23%	1.20%
1290 SmartBeta Equity Fund — Class R Shares (Inception Date: November 12, 2014) returns before taxes	0.71%	0.68%
MSCI World (Net) Index (reflects no deduction for fees, expenses, or taxes)	–0.87%	–0.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Adviser are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	November 2014
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	November 2014

12	About the Funds	1290 Funds

Sub-Adviser: Rosenberg Equities

Portfolio Managers: The members of the team primarily responsible for the management of the Fund are:

Name	Title	Date Began Managing the Fund
Kevin Chen, CFA®	Pan Asia Chief Investment Officer	November 2014
Gideon Smith, CFA®	Europe Chief Investment Officer	November 2014
Will Jump, CFA®	Americas Chief Investment Officer	November 2014
Cameron Gray	Portfolio Manager of Rosenberg Equities	November 2014
Harry Prabandham	Deputy Chief Investment Officer and Portfolio Manager of Rosenberg Equities	November 2014

1290 Asset Managers (the “Adviser”) has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate advisory fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer- sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

1290 Funds	About the Funds	13

1290 Global Equity Managers Fund – Class A (TNGAX), C (TNGCX), I (TNGIX) and R (TNGRX) Shares

Investment Objective: Seeks to achieve long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Global Equity Managers Fund	Class A Shares		Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None		None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25		$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Global Equity Managers Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Management Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	0.88%	0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses	1.93%	2.68%	1.68%	2.18%
Fee Waiver and/or Expense Reimbursement[4]	–0.53%	–0.53%	–0.53%	–0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.15%	1.15%	1.65%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C Shares after one year.
[3]	Based on estimates for the current fiscal year.
[4]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund may invest, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net as sets of 1.15% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$685	$1,074
Class C Shares	$318	$782
Class I Shares	$117	$478
Class R Shares	$168	$631

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class C Shares	$218	$782

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period July 6, 2015 (commencement of operations) to October 31, 2015, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The equity securities in which the Fund may invest include common stocks, preferred stocks and warrants.

The Fund invests primarily in equity securities of U.S. and foreign companies. The Fund can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including developing or emerging markets. The Fund normally will invest a significant portion of its assets in foreign securities. The Fund expects to invest in a number of different countries and normally invests in at least three countries (one of which may be the United States). Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may increase the relative emphasis of investments in particular countries or sectors and may have significant positions in particular countries or sectors. The Fund may invest in companies of any size, including small- and mid-capitalization companies.

14	About the Funds	1290 Funds

1290 Asset Managers® (the “Adviser”) will generally allocate the Fund’s assets among two or more investment sub-advisers (each a “Sub-Adviser”), each of which will manage its portion of the Fund using a different yet complementary investment strategy (“Allocated Portion”).

In selecting securities in which to invest, the Fund’s Sub-Advisers use fundamental analysis of a company’s financial statements, management structure, operations and product development and may consider factors affecting the industry of which the issuer is a part, as well as the effect of worldwide trends on the growth of various business sectors.

The Sub-Advisers may employ both value-oriented and growth-oriented approaches in selecting securities. A growth-oriented approach focuses on companies with high growth potential that may stand to benefit from strong competitive positions and global growth trends. A value-oriented approach attempts to identify strong companies selling at a discount from their perceived true worth. A Sub-Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to a company’s earnings, assets, cash flow and dividends.

The Fund may periodically seek to benefit from special situations, such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. The Fund also may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if a Sub-Adviser believes they have growth potential. The Fund may at times seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

A Sub-Adviser may sell a security for a variety of reasons, such as when it believes the security is overvalued relative to its long-term prospects, or to invest in a company it believes to offer superior investment opportunities.

The Fund may lend its portfolio securities to earn additional income.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

The value of a Fund’s shares could experience significantly greater volatility than Funds investing more broadly.

Concentration Risk: To the extent that the Fund concentrates in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country. In addition, one or more members could abandon the euro and/or withdraw from the EU, which could significantly adversely affect the value of the Fund’s investments in these countries.

1290 Funds	About the Funds	15

Geographic Concentration Risk: To the extent the Fund invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Investment Style Risk: The Fund may use a particular style or set of styles — in this case, both “growth” and “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Fund’s share price. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid-cap and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than mid-cap companies.

Multiple Adviser Risk: The Adviser allocates the Fund’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Fund independently from another Sub-Adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each Sub-Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Sub-Adviser, the Fund may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Fund. In addition, while the Adviser seeks to allocate the Fund’s assets among the Fund’s Sub-Advisers in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Fund’s securities lending agent may indemnify the Fund against that risk. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Special Situations Risk: The Fund may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Fund to dispose of them at an advantageous price.

Risk/Return Bar Chart and Table

The Fund commenced operations on July 6, 2015. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

16	About the Funds	1290 Funds

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Advisers are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	July 2015
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	July 2015

Sub-Adviser: OppenheimerFunds, Inc. (“Oppenheimer”)

Portfolio Manager: The individual primarily responsible for the management of an Allocated Portion of the Fund is:

Name	Title	Date Began Managing the Fund
Rajeev Bhaman, CFA®	Director of Global Equities and Senior Vice President of Oppenheimer	July 2015

Sub-Adviser: Templeton Investment Counsel, LLC (“Templeton”)

Portfolio Manager: The individual primarily responsible for the management of an Allocated Portion of the Fund is:

Name	Title	Date Began Managing the Fund
Cindy Sweeting, CFA®	President and Director of Portfolio Management of Templeton	July 2015

The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate management fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer-sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s web site for more information.

1290 Funds	About the Funds	17

1290 Multi-Alternative Strategies Fund – Class A (TNMAX), C (TNMCX), I (TNMIX) and R (TNMRX) Shares

Investment Objective: Seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Multi-Alternative Strategies Fund	Class A Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		None		None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None		None		None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25		$25		$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Multi-Alternative Strategies Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	0.82%	0.79%	0.79%	0.78%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	2.32%	3.04%	2.04%	2.53%
Fee Waiver and/or Expense Reimbursement[4]	–0.67%	–0.64%	–0.64%	–0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	2.40%	1.40%	1.90%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C Shares after one year.
[3]	Based on estimates for the current fiscal year.
[4]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.40% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$709	$1,174
Class C Shares	$343	$879
Class I Shares	$143	$578
Class R Shares	$193	$728

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class C Shares	$243	$879

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period July 6, 2015 (commencement of operations), through October 31, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: The Fund pursues its investment objective by investing in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Under normal market conditions, the Fund allocates substantially all of its assets to Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies. The Fund seeks to invest its assets among the Underlying ETFs to achieve a diversified exposure across multiple non-traditional (alternative) asset categories and strategies. The Fund’s weightings in these non-traditional (alternative) asset categories and strategies are determined by 1290 Asset Managers® (the “Adviser”), the Fund’s investment adviser.

18	About the Funds	1290 Funds

The non-traditional (alternative) asset categories and strategies of the Underlying ETFs in which the Fund currently expects to invest are as follows:

Absolute Return	Global Real Estate	Managed Futures	Multi Strategies
Commodities	Merger Arbitrage	Long/Short Equity	Convertible Securities
Real Return	Currency	Precious and Base Metals

The Adviser may allocate the Fund’s assets to additional non-traditional (alternative) asset categories and strategies in the future.

Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

Exchange-traded funds (“ETFs”) are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, an ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

The Adviser selects the Underlying ETFs in which to invest the Fund’s assets. In selecting Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying ETF could be assigned to more than one asset category (e.g., commodities and precious and base metals), the Adviser may, in its discretion, assign an Underlying ETF to one or more asset categories. The Adviser may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without shareholder approval. The Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Fund. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks. The Fund is also subject to the risks associated with the Underlying ETFs’ investments; please see the Prospectuses and Statements of Additional Information for the Underlying ETFs for additional information about these risks.

Alternative Investments Risk: To the extent the Fund invests in Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

Commodity Risk: Investments in certain issuers, especially resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause the Fund’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic and foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current

1290 Funds	About the Funds	19

market price of the security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Fund in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Fund’s investment manager may consider such ratings, and any changes in such ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Derivatives Risk: The Fund’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Futures Contracts Risk: The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Fund to leveraging risk.

Inflation-Indexed Bonds Risk: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain

20	About the Funds	1290 Funds

interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.

Infrastructure Sector Risk: Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a Fund’s debt securities generally declines. A Fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a Fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to the Fund.

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by an investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When the Fund leverages its holdings, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. For example, a Fund may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments) invests collateral from securities loans or borrows money. A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Fund because the Fund may experience gains or losses not only on its investments in derivatives, but also on the other investments. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of the fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a fund’s investments in derivatives is declining and the value of its other investments is declining, the Fund may experience substantial losses.

Listed Private Equity Company Risk: Listed private equity companies include publically traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publically-traded companies.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Mid-Cap and Small-Cap Company Risk: A Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Natural Resources Sector Risk: The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

1290 Funds	About the Funds	21

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch, and Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by the Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Risks Related to Investments in Underlying ETFs: A Fund that invests in ETFs will indirectly bear fees and expenses charged by those ETFs, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Fund’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Fund is also subject to the risks associated with the securities in which the ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The Fund and the Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Fund invests in Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Fund is subject to the risks associated with investing in such securities. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

Special Situations Risk: The Fund may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Fund would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case a Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Fund to dispose of them at an advantageous price.

Risk/Return Bar Chart and Table

The Fund commenced operations on July 6, 2015. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

22	About the Funds	1290 Funds

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection of investments in Underlying ETFs for the Fund are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	July 2015
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	July 2015
Xavier Poutas, CFA®	Assistant Portfolio Manager of the Adviser	July 2015
Adam M. Cohen, CFA®	Assistant Portfolio Manager of the Adviser	July 2015

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be effected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer-sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s web site for more information.

1290 Funds	About the Funds	23

1290 Convertible Securities Fund – Class A (TNFAX), C (TNFCX), I (TNFIX) and R (TNFRX) Shares

Investment Objective: Seeks a high level of total return.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Convertible Securities Fund	Class A Shares		Class C Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)	None		None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25		$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Convertible Securities Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	1.14%	1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses	2.09%	2.72%	1.72%	2.22%
Fee Waiver and/or Expense Reimbursement[4]	–0.79%	–0.67%	–0.67%	–0.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%	2.05%	1.05%	1.55%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C Shares after one year.
[3]	Based on estimates for the current fiscal year.
[4]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund may invest, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$576	$1,003
Class C Shares	$308	$781
Class I Shares	$107	$476
Class R Shares	$158	$630

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class C Shares	$208	$781

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period July 6, 2015 (commencement of operations) through October 31, 2015, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of the underlying common stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility. The Fund’s convertible securities may include investment grade securities (i.e., those securities that are rated at least BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)), below investment grade securities (commonly known as “high yield” or “junk bonds”) (i.e., those securities that are rated BB

24	About the Funds	1290 Funds

or lower by S&P or Fitch or Ba or lower by Moody’s) or securities that are not rated by a securities rating organization. Many convertible securities are rated below investment grade and the Fund may invest up to 80% of its assets in securities that, at the time of purchase, are rated below investment grade or those that are not rated but deemed to be of comparable quality by the Fund’s investment adviser, 1290 Asset Managers (the “Adviser”), or sub-adviser, Palisade Capital Management, LLC (the “Sub-Adviser”). Such investments may include debt obligations of distressed companies. The Fund may retain the common stock issued upon conversion to permit its orderly sale or for other purposes. The Fund may invest in privately placed and restricted securities. The Fund may invest up to 15% of its net assets in illiquid securities and up to 10% of its net assets in securities of foreign issuers.

The Fund invests primarily in convertible securities of U.S. companies of any size. In choosing investments for the Fund, the Sub-Adviser typically utilizes a quantitative screening process to identify convertible securities for potential investment. Once a security is identified, the Sub-Adviser evaluates the security’s characteristics such as structure, terms and liquidity, as well as quantitative factors such as fair value, expected equity participation, total return profile and implied credit spreads. The Sub-Adviser then engages in an in-depth analysis of those securities that satisfy prior screens including analysis of such factors as the issuer’s management, financial condition and competitive position to select investments. The Sub-Adviser may sell a security for a variety of reasons, including unexpected results (e.g., decrease in price) or changes in the credit assessment of the company (e.g., credit ratings) or to invest in other securities believed to offer superior investment opportunities. The Fund may engage in active and frequent trading to achieve its investment objective.

Under normal circumstances, up to 20% of the Fund’s net assets may be invested in other securities including: (1) common stock, nonconvertible preferred stock and other equity instruments; (2) nonconvertible debt securities; and (3) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Fund also may lend its fund securities to earn additional income.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Fund in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Fund’s Sub-Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by the Fund defaults, the Fund may experience significant losses on the security, which may lower the Fund’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may

1290 Funds	About the Funds	25

erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to the Fund.

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”), or, if unrated, determined by the Adviser or the Sub-Adviser to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk: The risk that certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Fund may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Fund.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by the Adviser or the Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “high yield” or “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Fund, which may result in higher fund expenses and lower total return.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Privately Placed and Restricted Securities Risk: Privately placed securities are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Fund’s securities lending agent may indemnify the Fund against that risk. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Risk/Return Bar Chart and Table

The Fund commenced operations on July 6, 2015. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

26	About the Funds	1290 Funds

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team who are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Adviser are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	July 2015
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	July 2015

Sub-Adviser: Palisade Capital Management, L.L.C. (“Palisade”)

Portfolio Managers: The individual who is primarily responsible for the management of the Fund is:

Name	Title	Date Began Managing the Fund
William W. Lee	Managing Director and Senior Portfolio Manager, Convertible Securities of Palisade	July 2015

The Adviser has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate management fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be affected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Auto matic Bank Draft Plan • No mini mum for certain employer- sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s web site for more information.

1290 Funds	About the Funds	27

1290 Unconstrained Bond Managers Fund – Class A (TNUAX), C (TNUCX), I (TNUIX) and R (TNURX) Shares

Investment Objective: Seeks to achieve maximum current income and total return over a full market cycle through opportunistic sector allocation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 Unconstrained Bond Managers Fund	Class A Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		None		None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	None	None
Redemption fee (as a percentage of amount redeemed, if applicable)[2]	None		None		None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25		$25		$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 Unconstrained Bond Managers Fund	Class A Shares	Class C Shares	Class I Shares	Class R Shares
Management Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	1.00%	0.00%	0.50%
Other Expenses[3]	0.57%	0.56%	0.56%	0.58%
Total Annual Fund Operating Expenses	1.62%	2.36%	1.36%	1.88%
Fee Waiver and/or Expense Reimbursement[4]	–0.22%	–0.21%	–0.21%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.15%	1.15%	1.65%
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C Shares after one year.
[3]	Based on estimates for the current fiscal year.
[4]

Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund may invest, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2017.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$586	$918
Class C Shares	$318	$716
Class I Shares	$117	$410
Class R Shares	$168	$569

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class C Shares	218	716

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period July 6, 2015 (commencement of operations) through October 31, 2015, the Fund’s portfolio turnover rate was 77% of average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements.

As an “unconstrained” fund, the Fund has the flexibility to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund is not managed to be compared to any specific index. The Fund’s assets normally are allocated among two or more investment sub-advisers (each a “Sub-Adviser”), each of which actively manages its portion of the Fund using a different but complementary investment strategy (“Allocated Portion”).

The Fund seeks to achieve maximum current income and total return over a full market cycle, which is generally considered to be the movement

28	About the Funds	1290 Funds

from a period of strong performance and rising prices through a period of weak performance and falling prices, then back again to a new period of strong performance. The length of a full market cycle can vary from a few months to a few years.

Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s fixed income portfolio.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 50% of its total assets in securities rated below investment grade by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the Fund’s investment adviser, 1290 Asset Managers (the “Adviser”) or a Sub-Adviser to be of comparable quality. Such investments may include debt obligations of distressed companies. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in forwards and derivative instruments, such as options, futures contracts or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration. The Fund’s investments in derivatives may involve the use of leverage because the Fund is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Fund’s gain or loss.

The Fund may, but will not necessarily, enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for derivative instruments) or by using other investment techniques (such as buy backs, reverse repurchase agreements or dollar rolls). The Fund may invest in privately placed and restricted securities.

The Sub-Advisers employ opportunistic sector allocation to achieve the Fund’s investment objective. The Fund allocates its assets among market sectors in the fixed income universe in response to changing market, financial, economic, and political factors and events that the Sub-Advisers believe may affect the value of the Fund’s investments. The allocation of assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest in a small number of sectors of the fixed income universe. Securities are purchased for the Fund when the Sub-Advisers determine that they have the potential for above average total return. The Sub-Advisers may sell a security for a variety of reasons, such as to make other investments believed by a Sub-Adviser to offer superior investment opportunities, or when a Sub-Adviser believes a security no longer represent relatively attractive investment opportunities, perceives deterioration in the credit fundamentals of an issuer, or when the individual security has reached a Sub-Adviser’s sell target. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may invest in bank loans, convertible securities, floating or variable rate obligations, inverse floaters, real estate investment trusts (“REITs”), repurchase agreements, other investment companies, municipal bonds, and zero coupon and pay-in-kind securities. The Fund may lend its portfolio securities to earn additional income.

Principal Risks: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Cash Management Risk: Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Fund may be required to post collateral for the contract, the amount of which may vary. As such, the Fund may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. The Fund is thus subject to counterparty risk and credit risk with respect to these arrangements.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Fund in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Fund’s Sub-Advisers will consider such ratings, and any changes in such ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these

1290 Funds	About the Funds	29

securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Derivatives Risk: The Fund’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by the Fund defaults, the Fund may experience significant losses on the security, which may lower the Fund’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country. In addition, one or more members could abandon the euro and/or withdraw from the EU, which could significantly adversely affect the value of the Fund’s investments in these countries.

Futures Contracts Risk: The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures

30	About the Funds	1290 Funds

contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Fund to leveraging risk.

Inflation-Indexed Bond Risk: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to the Fund.

Investment Grade Securities Risk: Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Inverse Floaters Risk: Inverse floaters are fixed income securities with a floating or variable rate of interest. Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices, and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Leveraging Risk: When the Fund leverages its holdings, the value of an investment will be more volatile and all other risks will tend to be compounded. For example, the Fund may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments) invests collateral from securities loans or borrows money. The Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Fund because the Fund may experience gains or losses not only on its investments in derivatives, but also on the other investments. If the value of the Fund’s investments in derivatives is increasing, this could be offset by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining and the value of its other investments is declining, the Fund may experience substantial losses.

Liquidity Risk: The risk that certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Fund may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Fund.

Loan Risk: Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that the Fund invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Mortgage-Related and Other Asset-Backed Securities Risk: The risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by

1290 Funds	About the Funds	31

pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Municipal Securities Risk: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.

Multiple Adviser Risk: The Adviser allocates the Fund’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Fund independently from another Sub-Adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each Sub-Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Sub-adviser, the Fund may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Fund. In addition, while the Adviser seeks to allocate the Fund’s assets among the Fund’s Sub-Advisers in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by the Adviser or a Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.

Preferred Securities Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Privately Placed and Restricted Securities Risk: Privately placed securities are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

32	About the Funds	1290 Funds

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Repurchase Agreement Risk: The Fund may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the security at the desired time.

Risk of Investing in Other Investment Companies: To the extent the Fund invests in other investment companies, it will indirectly bear fees and expenses charged by those investment companies, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the underlying funds in which it invests. The Fund is also subject to the risks associated with the securities in which the underlying funds invest and the ability of the Fund to meet its investment objective will depend, to a significant degree, on the ability of the underlying funds to meet their objectives. The Fund and the underlying funds are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent the Fund invests in underlying funds that invest in equity securities, fixed income securities and/or foreign securities, the Fund is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying funds, which will vary.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Fund’s securities lending agent may indemnify the Fund against that risk. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Sector Concentration Risk: To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sale Risk: The Fund may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). The Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the Sub-Advisers’ ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

Unconstrained Investing Risk: Because the Sub-Advisers employ an unconstrained investment strategy and have great flexibility in selecting investments, the Fund may have significant exposure to certain types of securities and instruments, credit qualities, maturities, countries, and regions that are not represented in a similar manner or in similar weightings as that of other broad market domestic or foreign fixed income indexes. This flexibility may expose the Fund to significantly greater risk than other fixed income funds that are managed against a specific benchmark index, because the success of the Sub-Advisers’ portfolio selections is dependent upon a greater number of variables.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk: When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risk/Return Bar Chart and Table

The Fund commenced operations on July 6, 2015. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.

WHO MANAGES THE FUND

Investment Adviser: 1290 Asset Managers®

Portfolio Managers: The members of the team who are jointly and primarily responsible for the selection, monitoring and oversight of the Fund’s Sub-Advisers are:

Name	Title	Date Began Managing the Fund
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of the Adviser	July 2015
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of the Adviser	July 2015

1290 Funds	About the Funds	33

Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Manager: The individuals jointly and primarily responsible for the management (of an Allocated Portion) of the Fund are:

Name	Title	Date Began Managing the Fund
Marc Seidner	Managing Director and Chief Investment Officer, Non-Traditional Strategies of PIMCO	July 2015
Dan Ivascyn	Managing Director and Group Chief Investment Officer of PIMCO	July 2015
Mohsen Fahmi	Managing Director of PIMCO	July 2015

Sub-Adviser: TCW Investment Management Company (“TCW”)

Portfolio Manager: The individuals jointly and primarily responsible for the management (of an Allocated Portion) of the Fund are:

Name	Title	Date Began Managing the Fund
Tad Rivelle	Group Managing Director, Chief Investment Officer – Fixed Income of TCW	July 2015
Laird R. Landmann	Group Managing Director – Fixed Income of TCW	July 2015
Stephen M. Kane, CFA	Group Managing Director of TCW	July 2015
Bryan T. Whalen, CFA	Group Managing Director of TCW	July 2015

The Adviser has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate management fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase and redeem shares of the Fund each day the New York Stock Exchange is open for trading at the Fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge. Initial purchases must be affected through your financial intermediary. Subsequently, you may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by telephone 1-888-310-0416, by overnight mail (1290 Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), or by mail (1290 Funds, PO Box 8947, Boston, MA 02266-8947). All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

The initial and subsequent minimums for purchasing shares of the Fund generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	A Class	C Class	I Class	R Class
Minimum Initial Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer-sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee based programs • $1,000, if establishing an Automatic Bank Draft Plan • No minimum for certain employer sponsored retirement plans

$1,000,000 for certain institutions and individuals

$1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

Class I shares are available to clients of registered investment advisers who have $250,000 invested in the Fund

No minimum
Minimum Additional Investment	$100 for all accounts	$100 for all accounts	No subsequent minimum	No subsequent minimum

Your financial intermediary may impose different investment minimums.

TAX INFORMATION

The Fund’s dividends and other distributions generally will be subject to federal income tax as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a retirement plan or account; in the latter case, you may be subject to that tax upon withdrawal from the plan or account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares, shareholder services and other purposes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your investment professional to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s web site for more information.

34	About the Funds	1290 Funds

2. More information on fees and expenses

Management Fees

Each Fund pays a fee to AXA Equitable Funds Management Group LLC d/b/a 1290 Asset Managers (“1290 Asset Managers” or the “Adviser”) for advisory services. The contractual rate of the advisory fee (as an annual percentage of each Fund’s average daily net assets) payable by each Fund is:

Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 GAMCO Small/Mid Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
1290 SmartBeta Equity	0.700%	0.650%	0.625%	0.600%	0.575%
1290 Global Equity Managers Fund	0.800%	0.750%	0.725%	0.700%	0.675%

Fund	First $4 Billion	Next $4 Billion	Thereafter
1290 High Yield Bond	0.600%	0.580%	0.560%
1290 Convertible Securities Fund	0.700%	0.680%	0.660%
1290 Unconstrained Bond Managers Fund	0.800%	0.780%	0.760%

	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies Fund	0.500%	0.490%	0.480%	0.470%

The Sub-Advisers are paid by the Adviser. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the advisory fee retained by the Adviser, without shareholder approval. A discussion of the basis for the decision by the Board of Trustees to approve the investment advisory and sub-advisory agreements with respect to the Funds is available in the 1290 Funds’ Annual Reports to Shareholders for the periods ending October 31, 2014, for 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund and October 31, 2015 for 1290 Global Equity Managers Fund, 1290 Multi-Alternative Strategies Fund, 1290 Convertible Securities Fund and 1290 Unconstrained Bond Managers Fund.

Administration Fees

The Adviser also currently serves as the Administrator of the Funds. The administrative services provided to the Funds by the Adviser include, among others, coordination of 1290 Funds’ audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of 1290 Funds’ proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Fund pays the Adviser an administration fee, which is equal to an annual rate of 0.15% of each Fund’s average daily net assets, with a minimum of $30,000 per Fund or sleeve of a Fund, as applicable.

Expense Limitation Agreement

In the interest of limiting through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Fund, the Adviser has entered into an expense limitation agreement with 1290 Funds with respect to the Funds (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Funds listed below so that the annual operating expenses of each Fund (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, 12b-1 fees, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not in incurred in the ordinary course of each Fund’s business and with respect to each Fund, except the 1290 Multi-Alternative Strategies Fund, fees and expenses of other investment companies in which a Fund may invest), as a percentage of average daily net assets do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Annual Operating Expenses Limited to (% of average daily net assets)
Funds	Class A Shares	Class C Shares	Class I Shares	Class R Shares
1290 GAMCO Small/Mid Cap Value	1.10%	1.10%	1.10%	1.10%
1290 High Yield Bond	0.85%	0.85%	0.85%	0.85%
1290 SmartBeta Equity	1.10%	1.10%	1.10%	1.10%
1290 Global Equity Managers Fund	1.15%	1.15%	1.15%	1.15%
1290 Multi-Alternative Strategies Fund*	1.40%	1.40%	1.40%	1.40%
1290 Convertible Securities Fund	1.05%	1.05%	1.05%	1.05%
1290 Unconstrained Bond Managers Fund	1.15%	1.15%	1.15%	1.15%
*	For the purposes of calculating Maximum Annual Operating Expense Limit, the expenses of the other investment companies in which the Fund invests are included in Fund Operating Expenses.

The Adviser may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments made, the Fund will be charged such lower expenses.

1290 Funds	More information on fees and expenses	35

3. More information on strategies and risks

Strategies

Changes in Investment Objectives and Principal Investment Strategies

As described in this Prospectus, each Fund has its own investment objective, policies and strategies. There is no assurance that a Fund will achieve its investment objective. The investment objective of each Fund may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Fund are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Fund is new or is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

The 1290 GAMCO Small/Mid Cap Value Fund seeks to maximize capital appreciation. The 1290 High Yield Bond Fund seeks to maximize current income. The 1290 SmartBeta Equity Fund seeks to achieve long-term capital appreciation. The 1290 Global Equity Managers Fund and 1290 Multi-Alternative Strategies Fund seek to achieve long-term growth of capital. The 1290 Convertible Securities Fund seeks a high level of total return. The 1290 Unconstrained Bond Managers Fund seeks to achieve maximum current income and total return over a full market cycle through opportunistic sector allocation.

The 1290 GAMCO Small/Mid Cap Value Fund has a non-fundamental policy that, under normal circumstances, it intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For this Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment. The 1290 High Yield Bond Fund has a non-fundamental policy that, under normal circumstances, it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. The 1290 SmartBeta Equity Fund has a non-fundamental policy that, under normal market conditions, it will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The 1290 Global Equity Managers Fund has a non-fundamental policy that, under normal circumstances, it will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The 1290 Convertible Securities Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. The 1290 Unconstrained Bond Managers Fund has a non-fundamental investment policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities. These policies are subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Fund.

Each Sub-Adviser has complete discretion to select portfolio securities for its Fund’s assets (or portion thereof), subject to the Fund’s investment objective, restrictions and policies and other parameters that may be developed from time to time by the Adviser. In selecting investments, the Sub-Advisers use their proprietary investment strategies, which are summarized above in the section “About the Funds — Investments, Risks, and Performance” for each Fund.

Additional Information about the Investment Strategies

The following provides additional information regarding the principal investment strategies discussed in the “About the Funds — Investments, Risks, and Performance — Principal Investment Strategy” section for each Fund, and additional investment strategies that a Fund may employ in pursuing its investment objective. The Funds also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Funds’ Statement of Additional Information (“SAI”).

Alternative Investments. Under normal market conditions, the 1290 Multi-Alternative Strategies Fund allocates substantially all of its assets to Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies. Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, seeking excess returns that are not tied to traditional investment benchmarks (e.g., absolute return and real return strategies); taking both long and short positions on securities believed to be significantly under- or over-priced (e.g., long/short equity) taking both long and short positions in futures contracts (e.g., managed futures); seeking to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, or other special situations (e.g., merger arbitrage); or using derivatives or hedging strategies. This approach also may involve investing in a variety of non-traditional (alternative) strategies (e.g., multi strategies). Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

Bank Loans. The 1290 High Yield Bond Fund and the 1290 Unconstrained Bond Managers Fund may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. The Fund may acquire a bank loan through a participation interest, which gives the Fund the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the

36	More information on strategies and risks	1290 Funds

lender receives the payments from the borrower, or through an assignment in which the Fund succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. Bank loans may be issued in connection with acquisitions, refinancings and recapitalizations.

Cash Management. Each Fund may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent a Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies, as discussed in “Securities of Other Investment Companies.” Generally, these securities offer less potential for gains than other types of securities.

Convertible Securities. The 1290 High Yield Bond Fund, 1290 Global Equity Managers Fund, 1290 Multi-Alternative Strategies Fund, 1290 Convertible Securities Fund, and 1290 Unconstrained Bond Managers Fund may invest in convertible securities, including both convertible debt and convertible preferred stock. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into the common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer’s convertible securities entail more risk than its senior debt obligations. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Currency. Each Fund may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. Forward foreign currency exchange contracts (“forward contract”) are a type of derivative that may be utilized by a Fund. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement and no commissions are charged at any stage for trades. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives. Each Fund may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Fund may invest and to other economic factors that affect the Fund’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other fund management purposes. In general terms, a derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Certain derivative securities may have the effect of creating financial leverage by multiplying a change in the value of the asset underlying the derivative to produce a greater change in the value of the derivative security. This creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility in the net asset value of the shares of a Fund). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps (including interest rate swaps, total return swaps, currency swaps and credit default swaps) and forward contracts, and structured securities, including forward currency contracts, are examples of derivatives in which a Fund may invest. A Fund that engages in derivatives transactions may maintain a significant percentage of its assets in cash and cash equivalent instruments, which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

Enhanced Convertible Securities. In addition to “plain vanilla” convertible securities, the 1290 Convertible Securities Fund may invest in convertible securities with a variety of payoff structures that have been created to fit the characteristics of specific investors and issuers. Examples of these features include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, maximize interest/dividend payment deductibility and reduce equity dilution. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

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Equity Securities. Each Fund may invest in equity securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts (“REITs”).

Exchange Traded Funds (“ETFs”). Each Fund may invest in ETFs. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. By investing in a Fund that invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

Generally, a Fund’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, many ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs.

Fixed Income Securities. Each Fund may invest in short- and long-term fixed income securities in pursuing its investment objective and for other fund management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities. Each Fund may invest in foreign securities, including securities of companies in emerging markets. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets, which generally involve greater risk because the economic structures of these countries and markets are less developed and their political systems are less stable. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures. The 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund and 1290 Unconstrained Bond Managers Fund may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which the Fund will invest are highly standardized contracts that typically trade on futures exchanges.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its futures positions could also be impaired.

The use of futures contracts and similar instruments may involve the use of leverage because the Fund is not required to invest the full market value of the futures contract upon entering into the contract. Instead, the Fund, upon entering into a futures contract (and to maintain its

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open position in a futures contract), is required to post collateral for the contract, known as “initial margin” and “variation margin,” the amount of which may vary but which generally equals a relatively small percentage (e.g., less than 5%) of the value of the contract being traded.

Illiquid Securities. Each Fund may invest up to 15% of their net assets in illiquid securities. Illiquid securities are securities that have no ready market.

Inflation-Indexed Bonds. The 1290 High Yield Bond Fund, 1290 SmartBeta Equity Fund and 1290 Unconstrained Bond Managers Fund may invest in inflation-indexed bonds. Inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury Department uses the Consumer Price Index for Urban Consumers as the inflation measure for Treasury inflation-indexed bonds. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Department inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond is considered ordinary income to an investing Fund in the year of the increase, which generally must distribute the amount of that income for federal income tax purposes, even though it does not receive the increased principal until maturity.

Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the relevant index (e.g., the Barclays World Government Inflation-Linked Index (hedged)) will be calculated using the same conversion factors.

Initial Public Offerings (“IPOs”). Each Fund may participate in the IPO market, and a significant portion of the Funds’ returns may be attributable to their investment in IPOs, which have a magnified impact on Funds with small asset bases, which the Funds will be for some time. An IPO is generally the first sale of stock by a company to the public. Companies offering an IPO are sometimes new, young companies or sometimes companies which have been around for many years but are deciding to go public. Prior to an IPO, there is generally no public market for an issuer’s common stock and there can be no assurance that an active trading market will develop or be sustained following the IPO. Therefore, the market price for the securities may be subject to significant fluctuations and a Fund may be affected by such fluctuations.

Investment Grade Securities. Each Fund may invest in investment grade debt securities. Investment grade securities are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the Adviser or the applicable Sub-Adviser to be of comparable quality. Securities with lower investment grade ratings, while normally exhibiting adequate protection parameters, may possess certain speculative characteristics as well. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Junk Bonds or Lower Rated Securities. The 1290 High Yield Bond Fund may invest in below investment grade debt securities. Securities rated below investment grade (i.e., BB or lower by S&P or Fitch, Ba or lower by Moody’s or deemed to be of comparable quality by the Adviser or a Sub-Adviser) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. “Junk bonds” are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value.

Large-Cap Companies. Each Fund may invest in the securities of large-capitalization companies. These companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Loan Participations and Assignments. The 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund may invest in loan participations and assignments. These investments are typically secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other

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entity and one or more financial institutions, and may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Mid-Cap, Small-Cap and Micro-Cap Companies. Each Fund may invest in the securities of mid-, small- and micro-capitalization companies. These companies are more likely than larger companies to have limited product lines, markets or financial resources or to depend on a small, inexperienced management group. Generally, they are more vulnerable than larger companies to adverse business or economic developments and their securities may be less well-known, trade less frequently and in more limited volume than the securities of larger more established companies.

Mortgage- and Asset-Backed Securities. The 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund may invest in mortgage- and asset-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Non-Investment Grade Securities. The 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund, 1290 Convertible Securities Fund, and 1290 Unconstrained Bond Fund may invest in below investment grade debt securities. Securities rated below investment grade (i.e., BB or lower by S&P or Fitch, Ba or lower by Moody’s or deemed to be of comparable quality by the Adviser or a Sub-Adviser) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. “Junk bonds” are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value.

Options. The 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs tracking certain securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Fund’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Fund forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Turnover. The Funds do not restrict the frequency of trading to limit expenses. A Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). A high portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Preferred Stocks. Each Fund may invest in preferred stocks. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Real Estate Investment Trusts (REITs). Certain Funds may invest in REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate.

Securities of Other Investment Companies. Certain Funds may invest in the securities of other investment companies, including ETFs, to the extent permitted by applicable law. Generally, a Fund’s investments in other investment companies are subject to statutory limitations in the 1940 Act, which prohibit the acquisition of shares of other investment companies in excess of certain limits. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Funds may rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant

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to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. A Fund that invests in other investment companies indirectly bears the fees and expenses of those investment companies.

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions each Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Fund is invested in these instruments, the Fund will not be pursuing its investment goal.

U.S. Government Securities. Each Fund may invest in U.S. government securities, which include direct obligations of the U.S. Treasury Department (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Zero Coupon and Pay-in-Kind Securities. The 1290 Unconstrained Bond Managers Fund may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Convertible securities, corporate debt securities, mortgage- and asset-backed securities, U.S. government securities, foreign securities and other types of debt instruments may be structured as zero coupon or pay-in-kind securities.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares may be affected by the Fund’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Fund may be subject to different risks than another investment company. Some of the risks, including principal risks, of investing in the Funds are discussed below. However, other factors may also affect each Fund’s investment results. There is no guarantee that a Fund will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Fund is subject to the following risks:

Sub-Adviser Selection Risk: The risk that the Adviser’s process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the asset classes, or types of securities in which a Fund invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Issuer-Specific Risk: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Portfolio Management Risk: The risk that strategies used by the Adviser or the Sub-Advisers and their securities selections fail to produce the intended results.

Recent Market Conditions Risk: The financial crisis in the U.S. and many foreign economies over the past several years, including the

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European sovereign debt and banking crises, continues to affect global economies and financial markets. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, investors in many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have and may continue to experience losses. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Over the past several years and continuing into the present, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow economies. The ultimate effect of these efforts is not yet known. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. A change in or withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. As a result, the impact of U.S. financial regulation and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the 2013 federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union may disrupt markets in the U.S. and around the world. If one or more countries leaves the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Because the impact on in the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and Europe. An increase in interest rates may adversely impact various markets. For example, because investors may buy securities or other investments with borrowed money, an increase in interest rates may result in a decline in such borrowing and purchases and thus in a decline in the markets for those investments. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

As indicated in “About the Funds — Investments, Risks, and Performance,” a Fund may be subject to the following as principal risks. In addition, to the extent a Fund invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Alternative Investments Risk: To the extent a Fund invests in Underlying ETFs that invest in alternative investments, the Fund will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform in accordance with expectations. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

Banking Industry Sector Risk: To the extent the Fund invests in the banking industry, it is exposed t the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulator developments relating to the banking industry may affect its investment.

Cash Management Risk: Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Fund may be required to post collateral for

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the contract, the amount of which may vary. In addition, a Fund may maintain cash and cash equivalent positions to manage the Fund’s market exposure and for other portfolio management purposes. As such, the Fund may maintain cash balances, including foreign currency balances, which may be significant with counterparties such as the Trust’s custodian or its affiliates. The Fund is thus subject to counterparty risk and credit risk with respect to these arrangements.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. To the extent a Fund invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Commodity Risk: Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect the Fund’s performance. Although investments in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

Concentration Risk: If an Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk: A Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to a transaction.

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Credit Risk: The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a Fund may decrease its value. When a fixed-income security is not rated, the Adviser or a Sub-Adviser may have to assess the risk of the security itself. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Fund are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Fund.

Debt Securities Ratings Risk: The use of credit ratings in evaluating debt securities can involve certain risks. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. A credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by conflicts of interest. Proposed legislation and regulations to reform rating agencies may adversely impact a Fund’s investments or investment process.

Derivatives Risk: A derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary traditional securities and may involve increased transaction costs.

The successful use of derivatives will usually depend on the Adviser’s or a Sub-Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Adviser or a Sub-Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a Fund’s derivatives position could lose value. A Fund’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Fund’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and a Fund could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Fund, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Fund’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a Fund’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a Fund to sell or otherwise close-out a derivatives position could expose the Fund to losses and could make such derivatives more difficult for the Fund to value accurately. Assets segregated to cover these transactions may decline in value and may become illiquid. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Fund also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. A Fund also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Fund’s hedging transactions will be effective. Also, certain derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial.

The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than long-term capital gains. In addition, certain derivatives are subject to mark-to-market or straddle

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provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable distributions paid by a Fund.

There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” In particular, the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (“IRS”). Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Distressed Companies Risk: A Fund may invest in distressed debt securities, including loans, bonds and notes, many of which are not publicly traded and may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normal. A Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security held by a Fund defaults, the Fund may experience significant losses on the security, which may lower the Fund’s net asset value. Securities tend to lose much of their value before the issuer defaults. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Dividend Risk: Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that a Fund receives may be a return of capital.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Equity securities generally have greater price volatility than fixed-income securities.

ETFs Risk: A Fund that invests in ETFs will indirectly bear fees and expenses charged by those ETFs, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, a Fund’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Fund is also subject to the risks associated with the securities in which the ETFs invest and the ability of the Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The Fund and the ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Fund invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Fund is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/ default risk, foreign and emerging markets securities risk and non-investment grade securities risk. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the ETF, which will vary. ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Fund. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be

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greater. No ETF fully replicates its index and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF adviser may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. The market price of ETF shares include a “bid/ask” spread charged by the market makers or authorized participants that trade the ETF shares. The bid/ask spread on ETF shares varies over time based on the ETFs trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Fund’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an ETF could be adversely impacted.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Fund could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Securities issued by U.S. entities with substantial foreign operations can involve risks relating to conditions in foreign countries. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of the Fund’s investments.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries are more susceptible to loss than investments in developed markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private countries. Therefore, a Fund may be limited in its ability to make direct or additional investments in an emerging markets country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Fund. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Fund

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may not know the identity of trading counterparties, which may increase the possibility of the Fund not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Fund’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries, and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In addition, one or more members could abandon the euro, and/or withdraw from the EU, which could significantly adversely affect the value of the Fund’s investments in these countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Geographic Concentration Risk. A Fund that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Fund’s investment performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

International Fair Value Pricing Risk: A Fund that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Fund’s net asset value is determined. If such arbitrage attempts are successful, the Fund’s net asset value might be diluted. A Fund’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Board of Trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit the Adviser’s or a Sub-Adviser’s ability to implement a Fund’s investment strategy (e.g., reducing the volatility of the Fund’s share price) or achieve its investment objective.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the U.S. may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These

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problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Futures Contract Risk: The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Fund to leveraging risk.

Inflation-Indexed Bonds Risk: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Fund may have no income at all from such investments.

Initial Public Offering (“IPO”) Risk: Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. Therefore, a Fund may hold IPO shares for a very short period of time. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. To the extent a Fund invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Funds with small asset bases. The impact of IPOs on a Fund’s performance will likely decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. There is no guarantee that as a Fund’s assets grow it will continue to experience substantially similar performance by investing in profitable IPOs.

Infrastructure Sector Risk: Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. In addition, infrastructure companies may be adversely affected by government regulation or world events (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social or labor unrest, or violence) in the regions in which the companies operate. Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure companies may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a Fund’s debt securities generally declines. A fund with a longer average duration will be more sensitive to changes in

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interest rates, usually making it more volatile than a fund with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in Fund income. Conversely, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When the Federal Reserve raises the federal funds rate, interest rates are expected to rise. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Fund.

Inverse Floaters Risk: Inverse floaters, which are fixed income securities with a floating or variable rate of interest (i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals) Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. A Fund considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or, if unrated, are deemed to be of comparable quality by the Adviser or the Sub-Adviser. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may possess certain speculative characteristics as well.

Investment Style Risk: The Fund may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Fund’s share price.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. A Fund using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Fund also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Sub-Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Fund’s share price.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Fund using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Leveraging Risk: When a Fund leverages its holdings, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. For example, a Fund may take on leveraging risk when it takes a short position, engages in derivatives transactions, invests collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair the Fund’s ability to pursue its objectives.

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A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Fund because the Fund may experience gains or losses not only on its investments in derivatives, but also on the other investments. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of the Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, the Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.

Liquidity Risk: The risk that certain investments may be difficult or impossible for a Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may require a Fund to dispose of other investments at unfavorable times or prices to satisfy obligations and may result in a loss or may be costly to the Fund. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Judgment plays a greater role in pricing illiquid investments than it does in pricing investments having more active markets and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. There has generally been less liquidity in the markets worldwide since the financial crisis that began several years ago. A Fund may not receive its proceeds from the sale of certain securities for an extended period.

Listed Private Equity Company Risk: Listed private equity companies include publically traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publically-traded companies.

Loan Risk: Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Fund may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Fund’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Fund investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value. Loan interests may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Fund to liquidate other securities to meet redemptions and may present a risk that the Fund may incur losses in order to timely honor redemptions.

A Fund’s investments in loans are subject to the risk that the Fund will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured bank loan’s collateral could satisfy the borrower’s obligation or that the collateral would be readily liquidated. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Fund may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans since there is no recourse for the lender to collateral. Loans in which a Fund may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be unrated, and a Fund’s Sub-Adviser may be required to rely exclusively on its analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. To the extent that a Fund invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Fund could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Mid-Cap, Small-Cap and Micro-Cap Company Risk: A Fund’s investments in mid-, small- and micro-capitalization companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-capitalization companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-capitalization

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company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid-, small- and micro-capitalization companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-and micro-capitalization companies than for mid-capitalization companies. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission recently has adopted extensive changes to the rules that govern money market funds. These amendments will affect the manner in which money market funds are structured and operated, and may impact a money market fund’s expenses, returns and liquidity.

Mortgage-Related and Other Asset-Backed Securities Risk: The risk that the principal on mortgage- and asset-backed securities held by a Fund may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Fund’s mortgage-backed and asset-backed securities will result in an unforeseen loss of interest income to a Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities may experience additional volatility and losses. Moreover, declines in the credit quality of and defaults by, the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. If a Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Fund may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Fund may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Municipal Securities Risk: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.

Multiple Adviser Risk: The Adviser allocates a Fund’s assets among multiple Sub-Advisers, each of which is responsible for investing a specific allocated portion of the Fund’s assets. To a significant extent, a Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Fund independently from another Sub-Adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each Sub-Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Sub-Adviser, the Fund may incur

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higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Fund. In addition, while the Adviser seeks to allocate a Fund’s assets among the Fund’s Sub-Advisers in a manner that it believes is consistent with achieving the Fund’s investment objective, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Advisers and due to other factors that could impact the Adviser’s revenues and profits.

Natural Resources Sector Risk: The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. The value of a Fund’s shares could experience significantly greater volatility than Funds investing more broadly.

New Fund Risk: Certain Funds may be relatively new and small with limited operating history. A new Fund’s performance may not represent how the Fund is expected to or may perform in the long-term and a Fund may not be successful in implementing its respective investment strategies. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. In addition, investment positions may have a disproportionate impact (negative or positive) on performance in new Funds. There can be no assurance that such Funds will grow to or maintain an economically viable size, which could result in a Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch, Ba or lower by Moody’s) or, if unrated, deemed to be of comparable quality by the Adviser or a Sub-Adviser are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. A Fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Fund that invests substantially in such securities should be considered speculative. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Fund, which may result in higher fund expenses and lower total return.

Prepayment and Extension Risks: Prepayment risk is the risk that the principal on securities held by a Fund may be paid off by the issuer more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the principal on securities held by a Fund may be paid off by the issuer more slowly than originally anticipated. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock also may be less liquid than common stock. To the extent that a Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

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Quantitative Investing Risk: The success of the 1290 SmartBeta Equity Fund’s investment strategy depends largely on the effectiveness of the Sub-Adviser’s quantitative model for screening securities for investment. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect value. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Data for some companies, particularly for non-U.S. companies, may be less available and/or less current than data for companies in other markets. There may also be errors in the computer code for the quantitative model or issues relating to the computer systems used to screen securities. The Fund’s stock selection can be adversely affected if it relies on erroneous or outdated data or flawed models or computer systems. As a result, the Fund may have a lower return than if the Fund were managed using fundamental analysis or an index based strategy that did not incorporate quantitative analysis.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a Fund (or portion thereof) indirectly bears REIT management and administration expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Redemption Risk: A Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Fund’s performance.

Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. More recently the Federal Reserve substantially reduced the amount of securities it purchases pursuant to quantitative easing. Given this reduction in market support, interest rates may rise significantly or rapidly, potentially resulting in losses to a Fund. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Repurchase Agreements Risk: A Fund may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the security at the desired time.

Restricted Securities Risk: Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to a Fund.

The SEC has adopted Rule 144A, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Adviser or Sub-Adviser may determine that certain securities qualified for trading under Rule 144A are liquid.

Where registration of a security is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period

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may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which a Fund is carrying them is greater with respect to restricted securities than it is with respect to registered securities.

Risk of Investing in Other Investment Companies: To the extent a Fund invests in other investment companies, it will indirectly bear fees and expenses charged by those investment companies, in addition to the Fund’s direct fees and expenses. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the investment companies in which it invests. A Fund is also subject to the risks associated with the securities in which the investment companies invest and the ability of the Fund to meet its investment objective will depend, to a significant degree, on the ability of the investment companies to meet their objectives. A Fund and the investment companies are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Fund invests in investment companies that invest in equity securities, fixed income securities and/or foreign securities, the Fund is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular investment company will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the investment company, which will vary. The other investment companies may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the investment company at a time that is unfavorable to the Fund.

Securities Lending Risk: For purposes of realizing additional income, each Fund may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

To the extent a Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Short Position Risk: A Fund may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased plus any premiums or interest paid to the third party. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Fund could be deemed to be employing a form of leverage, which creates special risks. A Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Fund from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Fund may have to buy the securities sold short at an unfavorable price. When a Fund is selling stocks short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Fund’s ability to pursue other opportunities as they arise.

Special Situations Risk: A Fund may seek to benefit from “special situations,” such as acquisitions, mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or ex-

54	More information on strategies and risks	1290 Funds

change offer or an acquisition, a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Fund would lose money. It is also possible that a Sub-Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period. A Fund’s return also could be adversely impacted to the extent that a Sub-Adviser’s strategies fail to identify companies for investment by the Fund that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Fund may lose money. In addition, if a transaction takes longer time to close than a Sub-Adviser originally anticipated, a Fund may realize a lower-than-expected rate of return.

Unrated Debt Securities Risk: Unrated debt securities determined by the Adviser or a Sub-Adviser to be of comparable quality to rated securities may be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Unconstrained Investing Risk: Because the Sub-Advisers employ an unconstrained investment strategy and have great flexibility in selecting investments, the Fund may have significant exposure to certain types of securities and instruments, credit qualities, maturities, countries, and regions that are not represented in a similar manner or in similar weightings as that of other broad market domestic or foreign fixed income indexes. This flexibility may expose the Fund to significantly greater risk than other fixed income funds that are managed against a specific benchmark index, because the success of the Sub-Advisers’ portfolio selections is dependent upon a greater number of variables.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk: When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

1290 Funds	More information on strategies and risks	55

Information Regarding the Underlying ETFs

Below is a list of the ETFs in which the 1290 Multi-Alternative Strategies Fund currently may invest. The ETFs in which the 1290 Multi-Alternative Strategies Fund may invest may change from time to time at the discretion of the Adviser without notice or shareholder approval.

Each ETF is subject to, among other risks, Asset Class Risk, Issuer-Specific Risk, Market Risk and Portfolio Management Risk, which generally are discussed in the “More About Investment Strategies and Risks” section of this Prospectus. Additional principal risks specific to each ETF are listed below. Information regarding these risks also is available in the section “More About Investment Strategies and Risks” and in the ETFs’ Prospectuses. The ETFs’ Prospectuses and Statements of Additional Information, which contain additional information regarding the ETFs, are available by contacting your financial professional.

Alternative

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ABSOLUTE RETURN
ProShares Hedge Replication ETF	Seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model-Exchange Series.	The fund invests in securities and derivatives that ProShare Advisors believes, in combination should track the performance of its Benchmark, Merrill Lynch Factor Model-Exchange Series. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index.

•  Risks Associated with the Use of Derivatives

•  Long/Short Risk

•  Benchmark Performance Risk

•  Correlation Risk

•  Counterparty Risk

•  Debt Instrument Risk

•  Early Close/Late Close/Trading Halt Risk

•  Equity and Market Risk

•  Exposure to Foreign Currency Risk

•  Exposure to Foreign Investments/Emerging Market Risk

•  Liquidity Risk

•  Market Price Variance Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Short Sale Exposure Risk

•  Small- and Mid-Cap Company Investment Risk

•  Valuation Risk

•  Valuation Time Risk

56	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
COMMODITIES
iShares® MSCI Global Agriculture Producers ETF	Seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture.	The fund seeks to track the investment results of the MSCI ACWI Select Agriculture Producers Investable Market Index (IMI), which has been developed by MSCI Inc. to measure the combined performance of equity securities of companies primarily engaged in the business of agriculture in both developed and emerging markets.

•  Agricultural Production Industry Risk

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Capital Goods Industry Group Risk

•  Commodity Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

PowerShares® DB Agriculture Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Diversified Agriculture Index Excess ReturnTM over time, plus the excess, if any, of the fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Diversified Agriculture Index Excess Return, which is comprised of one or more underlying commodities and is intended to reflect the agricultural sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

1290 Funds	More information on strategies and risks	57

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® DB Commodity Index Tracking Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return, over time, plus the excess, if any, of the Fund’s interest income from its holdings of US Treasury and other high credit quality short-term fixed income securities over the fund’s expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Diversified Commodity Index Excess Return, which is a rules-based index composed of futures contracts on 14 of the most heavily traded and important physical commodities in the world.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Energy Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Energy Index Excess ReturnTM over time, plus the excess, if any, of the fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Energy Index Excess Return, which is intended to reflect the energy sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

58	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Commodities Select Strategy ETF	Seeks total return by providing investors with broad commodity exposure.	The fund seeks to achieve its investment objective by investing in a combination of exchange-traded commodity futures contracts, exchange-traded options on commodity-related futures contracts and exchange-cleared commodity-related swaps and commodity-related equity securities, thereby obtaining exposure to the commodities markets. The fund is a actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

•  Asset Class Risk

•  Commodity-Linked Derivatives Risk

•  Commodity Regulatory Risk

•  Commodity Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Counterparty Risk

•  Credit Risk

•  Derivatives Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Futures Contract Risk

•  Geographic Risk

•  High Portfolio Turnover Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  Money Market Instruments Risk

•  Natural Resources Industry Risk

•  Non-Diversified Risk

•  Non-U.S. Securities Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in the United States

•  Risk of Swap Agreements

•  Securities Lending Risk

•  Security Risk

•  Sovereign Obligations Risk

•  Subsidiary Risk

•  Tax Risk

•  U.S. Treasury Obligations Risk

•  Valuation Risk

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	Seeks long term capital appreciation.	The fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. Commodities are investable assets with tangible, physical properties, such as, oil, agricultural produce or raw materials. Commodity-linked futures contracts generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contacts, a cash equivalent) at a pre-determined future date and price. The value of commodity-linked futures contracts is based upon the price movements of their underlying commodities.

•  Management Risk

•  Futures Contract Risk

•  Strategy Risk

•  Commodity-Linked Derivative Risk

•  Pooled Investment Vehicle Risk

•  ETN Risk

•  Liquidity Risk

•  Collateral Securities Risk

•  Interest Rate Risk

•  Valuation Risk

•  Clearing Broker Risk

•  Cash Transaction Risk

•  Tax Risk

•  Non-Diversified Fund Risk

•  Market Risk

•  Market Trading Risk

•  Gap Risk

•  Portfolio Turnover Risk

•  Investment Risk

•  Commodity Pool Risk

•  Subsidiary Investment Risk

•  Derivatives Risk

•  Counterparty Risk

•  Risk of Commodity-Linked Notes

•  Options Risk

•  Swaps Risk

•  Investment Company Risk

•  Equity Risk

•  Leverage Risk

1290 Funds	More information on strategies and risks	59

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
CONVERTIBLE SECURITIES
SPDR Barclays Convertible Securities ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million.	Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Barclays U.S. Convertible Bond >$500MM Index or in securities that the fund’s adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds, with outstanding issue sizes greater than $500 million.

•  Passive Strategy/Index Risk

•  Index Tracking Risk

•  Debt Securities Risk

•  Convertible Securities Risk

•  Preferred Securities Risk

•  Interest Rate Risk-Preferred Securities

•  Issuer Risk-Preferred Securities

•  Non-Diversification Risk

•  Consumer Discretionary Sector Risk

•  Financial Sector Risk

•  Income Risk

•  Liquidity Risk

•  Market Risk

•  Non-U.S. Securities Risk

•  Restricted Securities Risk

•  Technology Sector Risk

•  Unconstrained Sector Risk

•  Valuation Risk

iShares® Convertible Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million.	The fund seeks to track the investment results of the Barclays U.S. Convertible Cash Pay Bond >$250MM Index (the “Underlying Index”). The Underlying Index is a subset of the Barclays U.S. Convertibles: Cash Pay Bonds Index, which is one of the four classes of the Barclays U.S. Convertibles Index (i.e., cash pay, zero coupon, preferred and mandatory convertible bonds) and measures the performance of the U.S. dollar-denominated convertibles market. The Underlying Index is market capitalization-weighted and consists of only cash pay convertible bonds.

•  Asset Class Risk

•  Calculation Methodology Risk

•  Call Risk

•  Concentration Risk

•  Convertible Securities Risk

•  Credit Risk

•  Extension Risk

•  Financials Sector Risk

•  High Yield Securities Risk

•  Income Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Privately-Issued Securities Risk

•  Risk of Investing in the
United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Utilities Sector Risk

CURRENCY
PowerShares® DB G10 Currency Harvest Fund	Seeks to track changes, whether positive or negative, in the level of the Deutsche Bank G10 Currency Future Harvest Index® — Excess Return, over time, plus the excess, if any, of the fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The fund trades exchange-traded futures on the currencies comprising the Deutsche Bank G10 Currency Future Harvest Index® — Excess Return. The fund also earns interest income from United States Treasury and other high credit quality short-term fixed income securities.	• Currency Risk • Exchange Traded Funds Risk • General Investment Risks • Liquidity Risk • Market Trading Risk • Non-Correlation Risk • Index Risk • Not a Registered Investment Company

60	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL INFRASTRUCTURE
iShares® Emerging Markets Infrastructure ETF	Seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry.

The fund generally invests at least 90%

of its assets in securities of the

S&P Emerging Markets Infrastructure Index™ and in depositary receipts representing securities of that index. The fund’s investment adviser uses a representative sampling indexing strategy to manage the fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infrastructure Industry Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Oil and Gas Industry Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Emerging Markets

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Transportation Industry Group Risk

•  Utilities Sector Risk

•  Valuation Risk

iShares® Global Infrastructure ETF	Seeks to track the investment results of an index composed of developed market equities in the infrastructure industry.	The fund generally invests at least 90% of its assets in securities of the S&P Global Infrastructure Index™ and in depositary receipts representing securities of that index. The fund’s investment adviser uses a representative sampling indexing strategy to manage the fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infrastructure Industry Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-U.S. Securities Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the
United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Transportation Industry Group Risk

•  Utilities Sector Risk

•  Valuation Risk

1290 Funds	More information on strategies and risks	61

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ProShares DJ Brookfield Global Infrastructure ETF	Seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index.	The fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index. The Index, constructed and maintained by S&P Down Jones Indices LLC, consists of companies domiciled globally that qualify as “pure-play” infrastructure companies-companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

•  Correlation Risk

•  Infrastructure Industry Risk

•  Foreign Currency Risk

•  Foreign Investments/Emerging Market Risk

•  Early Close/Late Close/Trading Halt Risk

•  Energy Industry Risk

•  Equity and Market Risk

•  Geographic Concentration Risk

•  Large-Cap Company Investment Risk

•  Liquidity Risk

•  Market Price Variance Risk

•  Master Limited Partnership Risk

•  Oil, Gas & Consumable Fuels Industry Risk

•  Portfolio Turnover Risk

•  Small-and Mid-Cap Company Investment Risk

•  Tax Risk

•  Utilities Industry Risk

•  Valuation Risk

GLOBAL REAL ESTATE
Vanguard REIT Index Fund	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	• Industry concentration risk • Stock market risk • Interest rate risk • Investment style risk
Vanguard Global ex-U.S. Real Estate Index Fund	Seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.	The fund employs an indexing investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index	• Industry concentration risk • Investment Style risk • Non-diversification risk • Stock market risk • Country/regional risk • Currency risk

62	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LISTED PRIVATE EQUITY
PowerShares® Global Listed Private Equity Portfolio	Seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity Index.	The fund generally will invest at least 90% of its total assets in securities (including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”)) that comprise the Red Rocks Global Listed Private Equity Index. The Index is composed of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held companies.

•  ADR Risk

•  Risk of Investing in Listed Private Equity Companies

•  Foreign Securities Risk

•  Restrictions on Investments

•  Risks of Investing in MLP Units

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Small and Medium Capitalization Company Risk

•  Issuer-Specific Changes

ProShares Global Listed Private Equity ETF	Seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index.	The fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the LPX Direct Listed Private Equity Index. The Index consists of up to 30 qualifying listed private equity companies.

•  Correlation risk

•  Risk Relating to Investing in Listed Private Equity Companies

•  Risks Relating to Investing in Business Development Companies

•  Risks Relating to Restrictions on Investment Company Investments

•  Foreign Currency Risk

•  Foreign Investments/Emerging Market Risk

•  Early Close/Late Close/Trading Halt Risk

•  Equity and Market Risk

•  Financial Services Industry Risk

•  Geographic Concentration Risk

•  Liquidity Risk

•  Market Price Variance Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Investment Risk

•  Tax Risk

•  Valuation Risk

1290 Funds	More information on strategies and risks	63

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MANAGED FUTURES
WisdomTree® Managed Futures Strategy Fund	Seeks to provide investors with positive total returns in rising or falling markets.	The fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described in the Fund’s prospectus.

•  Investment Risk

•  Market Risk

•  Shares of the Fund May Trade at Prices Other Than NAV

•  Benchmark Risk

•  Cash Redemption Risk

•  Commodity Risk

•  Counterparty and Issuer Credit Risk

•  Currency Exchange Rate Risk

•  Derivatives Risk

•  Interest Rate Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Management Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Repurchase Agreement Risk

•  Short Sales Risk

•  Subsidiary Investment Risk

•  Tax Risk

•  Volatility Risk

First Trust Morningstar Managed Futures Strategy Fund	Seeks to provide investors with positive returns.	The fund is an actively managed exchange-traded fund that seeks to achieve positive returns that are not directly correlated to broad market equity or fixed income returns. The fund seeks to exceed the performance of the Morning Diversified Futures Index, its Benchmark, by actively selecting investments for the fund with varying maturities from the underlying components of the Benchmark.

•  Benchmark Risk

•  Cash Transaction Risk

•  Clearing Broker Risk

•  Commodity Risk

•  Counterparty Risk

•  Credit Risk

•  Currency Risk

•  Exchange-Traded Fund Risk

•  Foreign Commodity Markets Risk

•  Frequent Trading Risk

•  Futures Risk

•  Gap Risk

•  Income Risk

•  Interest Rate Risk

•  Investment Companies Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Non-U.S. Investment Risk

•  Portfolio Turnover Risk

•  Regulatory Risk

•  Repurchase Agreement Risk

•  Short Sales Risk

•  Small Fund Risk

•  Subsidiary Investment Risk

•  Tax Risk

•  U.S. Government And Agency Securities Risk

•  Volatility Risk

•  Whipsaw Markets Risk

64	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ProShares Managed Futures Strategy	Seeks investment results, before fees and expenses, that track the performance of the S&P Strategic Futures Index.	The fund seeks investment results, before fees and expenses, that track the performance of the S&P Strategic Futures Index. The Index is comprised of 24 underlying futures contracts, representing unleveraged long or short positions in futures contracts in the commodity, currency and fixed income markets.

•  Correlation Risk

•  Index Performance Risk

•  Volatility Risk

•  Concentration Risk

•  Contango Risk

•  Credit Risk

•  Liquidity Risk

•  Counterparty Risk

•  Short Sales Risk

•  Long/Short Risk

•  Commodity Risk

•  Foreign Currency Risk

•  U.S. Treasuries Risk

•  Foreign Investments Risk

•  Not a Registered Investment Company

MERGER ARBITRAGE
IQ Merger Arbitrage ETF	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index	The fund employs a “passive management” — or indexing —investment approach designed to track the performance of the Underlying Index. The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets.

•  Index Risk

•  Tracking Error Risk

•  Merger Arbitrage Risk

•  High Portfolio Turnover Risk

•  Non-Diversified Risk

•  Investment in Foreign Merger Transaction Risk

•  Short Sales Risk

•  Market Risk

•  Trading Price Risk

•  Foreign Securities Risk

•  Mid and Small Capitalization Companies Risk

•  Currency Risk

•  Equity Securities Risk

•  Foreign Securities Valuation Risk

ProShares Merger ETF	Seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index	The fund is designed to track the performance of the S&P Merger Arbitrage Index and provide exposure to a global merger arbitrage strategy. The Index, and by extension the Fund, seeks to produce consistent, positive returns in virtually all market environments.

•  Risks Associated with the Use of Derivatives

•  Correlation Risk

•  Risks Related to Foreign Currencies and the Fund’s Currency Hedging Strategy

•  Foreign Investments Risk

•  Risks Related to the Merger Arbitrage Strategy

•  Long/Short Risk

•  Short Sale Exposure Risk

•  Counterparty Risk

•  Early Close/Late Close/Trading Halt Risk

•  Equity and Market Risk

•  Index Performance Risk

•  Large-Cap Company Investment Risk

•  Liquidity Risk

•  Market Price Variance Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Valuation Risk

1290 Funds	More information on strategies and risks	65

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
MULTI STRATEGIES
PowerShares Multi-Strategy Alternative Portfolio	Seeks a positive total return that has a low correlation to the broader securities markets.	The fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in a combination of equity securities, financial futures contracts, forward currency contracts and other securities. Invesco Advisers, Inc., the sub-adviser to the fund, selects investments for inclusion in the fund’s portfolio with reference to the components of the Morgan Stanley Multi-Strategy Alternative Index (“Benchmark”) through a quantitative process that seeks to exceed the Benchmark’s performance.

•  Management Risk

•  Investment Strategy Risk

•  Futures Contract Risk

•  Counterparty Risk

•  Liquidity Risk

•  Foreign Exchange Risk

•  Hedging Risk

•  Diversification of Strategies Risk

•  Short Sales Risk

•  Leverage Risk

•  Collateral Securities Risk

•  Interest Rate Risk

•  Currency Risk

•  Valuation Risk

•  Equity Risk

•  Risk of Investing in Investment Companies

•  Cash Transaction Risk

•  Tax Risk

•  Non-Diversified Fund Risk

•  Portfolio Turnover Risk

•  Market Risk

•  Market Trading Risk

•  Small and Medium Capitalization Company Risk

•  Investment Risk

•  Commodity Pool Risk

66	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
NATURAL RESOURCES
iShares® North American Natural Resources ETF	Seeks to track the investment results of an index composed of North American equities in the natural resources sector.

The fund generally invests at least 90%

of its assets in securities of the

S&P North American Natural Resources Sector Index™ and in depositary receipts representing securities of that index. The fund’s investment adviser uses a representative sampling indexing strategy to manage the fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  Metals and Mining Industry Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Natural Resources Industry Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  North American Economic Risk

•  Oil and Gas Industry Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

Vanguard Energy Index Fund	Seeks to track the performance of a benchmark index that measures the investment return of energy stocks.	The fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection) or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.	• Stock Market Risk • Sector Risk • Non-Diversification Risk • Investment Style Risk

1290 Funds	More information on strategies and risks	67

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard Materials Index Fund	Seeks to track the performance of a benchmark index that measures the investment return of materials stocks.	The fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.	• Stock Market Risk • Sector Risk • Non-Diversification Risk • Investment Style Risk
PRECIOUS AND BASE METALS
PowerShares® DB Base Metals Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Industrial Metals Index Excess Return® over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Industrial Metals Index Excess Return®, which is intended to reflect the base metals sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Gold Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Gold Index Excess Return® over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Gold Index Excess Return®, which is intended to reflect the changes in the market value of gold.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

68	More information on strategies and risks	1290 Funds

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
PowerShares® DB Precious Metals Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Precious Metals Index Excess Return plus the interest income from the fund’s holdings of primarily US Treasury securities less the fund’s expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Precious Metals Index Excess Return, which is a rules-based index composed of futures contracts on two of the most important precious metals — gold and silver.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

PowerShares® DB Silver Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Silver Index Excess Return™ over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over its expenses.	The fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Silver Index Excess Return™, which is intended to reflect the changes in the market value of silver.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

SPDR S&P Metals & Mining ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index.	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Metals & Mining Industry Index. The Index represents the metals and mining industry group of the S&P Total Market Index.	• Passive Strategy/Index Risk • Index Tracking Risk • Metals and Mining Sector Risk • Materials Sector Risk • Equity Investing Risk • Non-Diversification Risk • Market Risk

1290 Funds	More information on strategies and risks	69

Information Regarding the Underlying ETFs (continued)

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
REAL RETURN
iShares TIPS Bond ETF	Seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds.	The fund seeks to track the investment results of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds.

•  Asset Class Risk

•  Concentration Risk

•  Income Risk

•  Index-Related Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligation Risk

LONG/SHORT EQUITY
ProShares RAFI Long/Short ETF	Seeks investment results, before fees and expenses, that track the performance of the RAFI US Equity Long/Short Index	The fund invests in securities and derivatives that track the performance of the RAFI US Equity Long/Short Index. The Index allocates an aggregate equal dollar amount to both long and short equity positions.

•  Risks Associated with the Use of Derivatives

•  Long/Short Risk

•  Correlation Risk

•  Counterparty Risk

•  Early Close/Late Close/Trading Halt Risk

•  Equity and Market Risk

•  Index Performance Risk

•  Liquidity Risk

•  Market Price Variance Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Short Sale Exposure Risk

70	More information on strategies and risks	1290 Funds

4. Management of the Funds

This section gives you information on 1290 Funds, the Adviser and the Sub-Advisers for the Funds.

1290 Funds

1290 Funds is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. 1290 Funds’ Board of Trustees is responsible for the overall management of 1290 Funds and the Funds. 1290 Funds issues shares of beneficial interest that are currently divided among seven (7) funds. This Prospectus describes the Funds, each of which authorized Class A, Class C, Class I and Class R shares. The Funds currently do not offer Class C shares. Each Fund has its own investment objective, investment strategies and risks, which have been previously described in this Prospectus.

The Funds’ Board of Trustees oversees generally the operations of the Funds. 1290 Funds enters into contractual arrangements with various parties, including among others, the Adviser, Sub-Advisers, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or create an agreement or contract between the 1290 Funds or a Fund and any investor, or to create to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Adviser

AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® is located at 1290 Avenue of the Americas, New York, New York 10104, and is the investment adviser to each Fund. 1290 Asset Managers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. 1290 Asset Managers also is registered with the CFTC as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended. 1290 Asset Managers currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to the Funds. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Fund returns. 1290 Asset Managers serves as the investment adviser to mutual funds and other pooled investment vehicles, and had $98.8 billion in assets under management as of December 31, 2015. 1290 Funds is part of a family of mutual funds advised by 1290 Asset Managers which also includes EQ Advisors Trust and AXA Premier VIP Trust.

The Adviser provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Adviser has supervisory responsibility for the management and investment of each Fund’s assets and develops overall investment strategies for the Funds. The Adviser also has full discretion to make all determinations with respect to the investment of a Fund’s assets that are not then managed by a Sub-Adviser. As further discussed below, with respect to each sub-advised Fund, the Adviser’s management responsibilities include the selection and monitoring of Sub-Advisers.

In addition to its managerial responsibilities, the Adviser also is responsible for determining the asset allocation for the 1290 Multi-Alternative Strategy Fund. The Adviser will periodically establish specific percentage targets for each asset category and strategy in which the 1290 Multi-Alternative Strategy Fund invests and identify the specific Underlying ETFs to be held by the 1290 Multi-Alternative Strategy Fund.

The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the Board of Trustees.

The Adviser plays an active role in monitoring each Fund (or portion thereof) and Sub-Adviser, as applicable, and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Adviser also monitors each Sub-Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Funds’ investment style and objectives.

Beyond performance analysis, the Adviser monitors significant changes that may impact the Sub-Adviser’s overall business. The Adviser monitors continuity in the Sub-Adviser’s operations and changes in investment personnel and senior management. The Adviser performs due diligence reviews with each Sub-Adviser no less frequently than annually.

The Adviser obtains detailed, comprehensive information concerning Fund (or portion thereof) and Sub-Adviser performance and Fund (or portion thereof) operations that is used to supervise and monitor the Sub-Advisers and the Fund (or portion thereof) operations. The Adviser has a team responsible for conducting ongoing investment reviews with each Sub-Adviser and for developing the criteria by which Fund (or portion thereof) performance is measured.

The Adviser selects Sub-Advisers from a pool of candidates, including its affiliates, to manage a Fund (or portion thereof). The Adviser may hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of 1290 Funds’ Board of Trustees. The Adviser also may allocate a Fund’s assets to additional Sub-Advisers subject to the approval of 1290 Funds’ Board of Trustees and has discretion to allocate each Fund’s assets among a Fund’s current Sub-Advisers. The Adviser recommends Sub-Advisers for each Fund to 1290 Funds’ Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Sub-Adviser, and the Adviser does not expect to recommend frequent changes of Sub-Advisers.

1290 Funds	Management of the Funds	71

If the Adviser hires, terminates or replaces a Sub-Adviser to a Fund or adjusts the asset allocation among Sub-Advisers in a Fund the affected Fund may experience a period of transition during which the securities held in the Fund may be repositioned in connection with the change in Sub-Adviser(s). A Fund may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions may be implemented before or after the effective date of the new Sub-Adviser’s appointment as a sub-adviser to the Fund, and may be completed in several days to several weeks, depending on the particular circumstances of the transition. In addition, the past performance of a Fund is not necessarily an indication of future performance. This may be particularly true for any Funds that have undergone Sub-Adviser changes and/or changes to the investment objectives or policies of the Fund.

A committee of the Adviser investment personnel is primarily responsible for the selection, monitoring and oversight of each Fund’s Sub-Adviser.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Executive Vice President and Chief Investment Officer of the Adviser since June 2012 and as Senior Vice President of AXA Equitable Life Insurance Company (“AXA Equitable”) since September 2011. He was Senior Vice President of the Adviser from May 2011 to June 2012 and a Vice President of AXA Equitable from February 2001 to August 2011.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of the Adviser since June 2012 and as Vice President of AXA Equitable since February 2007. He served as Vice President of the Adviser from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable.

The Adviser has received an exemptive order from the SEC to permit it and 1290 Funds’ Board of Trustees to hire, terminate and replace Sub-Advisers and to amend the sub-advisory agreements between the Adviser and the Sub-Advisers without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate management fee rate paid by the Fund are still subject to shareholder approval. Accordingly, the Adviser is able, subject to the approval of 1290 Funds’ Board of Trustees, to appoint, dismiss and replace Sub-Advisers and to amend sub-advisory agreements without obtaining shareholder approval. If a new Sub-Adviser is retained for a Fund, shareholders will receive notice of such action. However, the Adviser may not enter into an sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”), unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Fund’s shareholders.

The Adviser, rather than a Sub-Adviser, manages the 1290 Multi-Alternative Strategies Fund. In addition to Messrs. Kozlowski and Chan, the following investment personnel of the Adviser also comprise the committee of the Adviser that is primarily responsible for the selection of the investments in Underlying ETFs for the 1290 Multi-Alternative Strategies Fund:

Xavier Poutas, CFA® has served as an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

Adam M. Cohen, CFA® has served as an assistant portfolio manager of FMG LLC since January 2013. He served as an Investment Analyst from September 2010 through December 2012. Prior to that, he served as Compliance Director of FMG LLC from October 2008 to September 2010.

The Sub-Advisers

For certain Funds, investments are selected by the Sub-Advisers, which act independently of one another. The following describes each Fund’s Sub-Advisers and portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Fund is available in 1290 Funds’ SAI. Each Sub-Adviser is subject to the oversight of the Adviser.

AXA IM, One Fawcett Place, Greenwich, Connecticut 06830, serves as the Sub-Adviser to the 1290 High Yield Bond Fund. AXA IM is a wholly-owned subsidiary of AXA Investment Managers, S.A. which is a wholly-owned subsidiary of The AXA Group. As of December 31, 2015, AXA IM had approximately $66.3 billion in assets under management.

Carl Whitbeck, CFA® head of U.S. High Yield at AXA IM is primarily responsible for the day-to-day management of the 1290 High Yield Bond Fund. Mr. Whitbeck joined AXA IM in 2002 as a US high yield analyst. Over the past ten years he has served in various capacities within the US High Yield team, including research analyst, head of research as well as portfolio manager for US High Yield portfolios and several Global High Yield portfolios. As Head of US High Yield, Mr. Whitbeck oversees management of over $25 billion of client assets.

AXA Rosenberg Investment Management LLC (“Rosenberg Equities”), 4 Orinda Way, Bldg. E, Orinda, California 94563, serves as the Sub-Adviser to the 1290 SmartBeta Equity Fund. Rosenberg Equities is a wholly-owned subsidiary of AXA Rosenberg Group LLC, which is a wholly-owned subsidiary of AXA Investment Managers SA. As of December 31, 2015, Rosenberg Equities had approximately $21.6 billion in assets under management.

72	Management of the Funds	1290 Funds

Will Jump, CFA® is Americas Chief Investment Officer of Rosenberg Equities and is primarily responsible for the management of the 1290 SmartBeta Equity Fund. Since joining Rosenberg Equities in 1990, he has held a number of positions including Director of Market Neutral Strategies, Director of Global Product Strategy, Chief Technology Officer, and Europe CEO. Most recently, he served as a senior research director at Rosenberg Equities.

Gideon Smith, CFA® is Europe Chief Investment Officer of Rosenberg Equities and oversees the implementation of the SmartBeta Equity strategies. Since joining Rosenberg Equities in 1998, he has held a number of positions including Europe Deputy Chief Investment Officer, Director of Client Services and Head of Strategy Engineering for Europe.

Kevin Chen, CFA® is Pan Asia Chief Investment Officer of AXA Rosenberg. Since joining Rosenberg Equities in 1999, he has served as portfolio engineer, America’s Deputy Chief Investment Officer, and Asia Pacific Chief Investment Officer.

Cameron Gray is the Deputy Chief Investment Officer for the European region. He joined Rosenberg Equities as a portfolio manager and managed the Defensive Equity Income and SmartBeta strategies, while also providing key contributions to integral projects on investment process and product design. Prior to working at Rosenberg Equities, Cameron worked at JPMorgan Securities Limited from 2002 to 2005,.where he progressively held roles covering the entire trade cycle from settlements, clearing and trade execution. While attending school in Australia, Cameron worked at Commonwealth Bank of Australia Limited and Colonial State Bank Limited in various roles.

Harry Prabandham is the Deputy Chief Investment Officer of AXA Rosenberg Equities and joined Rosenberg Equities in 2007 as a portfolio manager in the strategy engineering group, bringing with him a strong background in both computer programming and quantitative financial modeling. He then moved to the role of deputy chief investment officer. Before joining Rosenberg Equities, he held several positions at technology firms in programming and mergers, and acquisitions.

GAMCO, One Corporate Center, Rye, New York 10580, is the Sub-Adviser to the 1290 GAMCO Small/Mid Cap Value Fund. As of September 30, 2015, total assets under management for all clients were $39.6 billion.

Mario J. Gabelli serves as the Chief Executive Officer and Chief Investment Officer of the 1290 GAMCO Small/Mid Cap Value Fund for GAMCO and is responsible for the day-to-day management of the Fund. He has over 41 years’ experience in the investment industry.

OppenheimerFunds, Inc. (“Oppenheimer”), 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer serves as a Sub-Adviser to a portion of the 1290 Global Equity Managers Fund. Oppenheimer has been an investment adviser since 1960. As of December 31, 2015, Oppenheimer, including subsidiaries, managed more than $216.81 billion in assets, including mutual funds having more than 12 million shareholder accounts, including sub-accounts.

Rajeev Bhaman, CFA, Director of Global Equities and Senior Vice President of Oppenheimer, is primarily responsible for the day-to-day management for a portion of the 1290 Global Equity Managers Fund. He has been a Director of Global Equities since January 2013; a Senior Vice President since May 2006 and was a Vice President since 1997. He joined Oppenheimer in 1996.

Pacific Investment Management Company, LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to a portion of the 1290 Unconstrained Bond Managers Fund. PIMCO has provided investment counseling since 1971. As of December 31, 2015, PIMCO had approximately $1.43 trillion in assets under management.

Marc P. Seidner is CIO Non-traditional Strategies, a managing director and head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO managing director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 28 years of investment experience and holds an undergraduate degree in economics from Boston College.

Dan Ivascyn is Group Chief Investment Officer and a managing director in the Newport Beach office. He is lead portfolio manager for the firm’s income strategies and credit hedge fund and mortgage opportunistic strategies. He is a member of PIMCO’s Executive Committee and a member of the Investment Committee. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013. Prior to joining PIMCO in 1998, he worked at Bear Stearns in the asset-backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 24 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

Mohsen Fahmi is a managing director and generalist portfolio manager in the Newport Beach office, focusing on global fixed income assets. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary

1290 Funds	Management of the Funds	73

trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 31 years of investment experience and holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

Palisade Capital Management, L.L.C (“Palisade”), One Bridge Plaza, Fort Lee, NJ 07024, serves as the Sub-Adviser to the 1290 Convertible Securities Fund. Palisade manages institutional and private accounts with total assets under management of approximately $3.4 billion as of December 31, 2015.

William W. Lee is Managing Director and Senior Portfolio Manager, Convertible Securities of Palisade. Prior to joining Palisade in 2006, he was a portfolio manager at Loxias Fund Management, a capital structure arbitrage hedge fund. He was a director in the mergers and acquisitions group at Sony Corporation of America, an investment banking associate at Lehman Brothers and an equity analyst at Delphi Management.

Templeton Investment Counsel, LLC (“Templeton”), 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301, serves as a Sub-Adviser to a portion of the 1290 Global Equity Managers Fund. Templeton is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31,2015, Templeton, together with its affiliates, had $763.9 billion in assets under management.

Cindy Sweeting, CFA, President of Templeton Investment Counsel, LLC and Director of Portfolio Management for the Templeton Global Equity Group (TGEG), is primarily responsible for the investments of a portion of the 1290 Global Equity Managers Fund. She previously served as TGEG’s Director of Research, President of Templeton Global advisors Limited and Lead Portfolio Manager for Templeton Growth Fund and Templeton Growth (EURO) Fund. Ms. Sweeting has over 25 years of experience in the investment industry.

TCW Investment Management Company (“TCW”), with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, serves as a Sub-Adviser to a portion of the 1290 Unconstrained Bond Managers Fund. TCW was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. As of December 31, 2015, TCW and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $180.73 billion under management.

Stephen M. Kane, Laird R. Landmann, Tad Rivelle and Bryan Whalen have each managed the Portfolio since its inception in 2015 and are jointly and primarily responsible for the day-to-day management of the Portfolio.

Stephen M. Kane is Group Managing Director of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, he was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC.

Laird R. Landmann is Group Managing Director of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, he was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC.

Tad Rivelle is Group Managing Director and Chief Investment Officer — Fixed Income of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, he was Chief Investment Officer, portfolio manager and a founding partner with Metropolitan West Asset Management, LLC.

Bryan Whalen is Group Managing Director of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, he was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of EQ Advisors Trust (a separate Trust) advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain Portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

74	Management of the Funds	1290 Funds

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the administrator of the EQ Advisors Trust (a separate Trust). The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio, a portfolio of EQ Advisors Trust, as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motion’s in limine and also denied both parties’ motions for summary judgment.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

OppenheimerFunds, Inc. (“OFI”)

Pending Litigation. In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by OFDI (the “California Fund”) in connection with the investment performance of the California Fund. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order granting plaintiffs’ motion for class certification. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and the Distributor believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

1290 Funds	Management of the Funds	75

5. Investing in the Funds

Choosing a Share Class

1290 Funds consist of the following four classes of shares of the Funds: Class A, Class C, Class I and Class R shares. Class C shares currently are not offered for sale. The Funds are not designed for market-timers (see the section entitled “Buying, selling and exchanging shares — Purchase and Redemption Restrictions on Market-Timers and Active Traders”). Each class of shares has different costs associated with buying, selling and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investment and the length of time you intend to hold your shares.

The table below summarizes the key features of each class of shares. They are described in more detail below.

Share Classes at a Glance

	Class A	Class C1	Class I	Class R
Availability	Generally available through financial intermediaries.	Generally available through financial intermediaries.

Limited to certain investors, including:

•  Certain Institutional investors.

•  Certain employer-sponsored retirement plans.

•  Participants in certain programs sponsored by the Adviser or its affiliates or other financial intermediaries.

•  Certain employees of the Adviser or its affiliates.

Available only to certain employer-sponsored retirement plans. Corporate retirement accounts such as 401(K) and 403(b) plans.
Minimum Investment	$2,000 for all accounts except: • $1,000 for certain fee-based programs. • $1,000, if establishing an Automatic Bank Draft Plan. • No minimums for certain employer-sponsored retirement plans	$2,000 for all accounts except: • $1,000 for certain fee-based programs. • $1,000, if establishing an Automatic Bank Draft Plan. • No minimums for certain employer-sponsored retirement plans

•  $1,000,000 for certain institutions and individuals.

•  $1,000 for certain employees (or their immediate family members) of AXA Financial or its subsidiaries

•  Class I Shares are available to clients of registered investment advisers who have $250,000 invested in the Fund.

No minimum.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Contingent Deferred Sales Charge (“CDSC”)	Yes. (On shares purchased without an initial sales charge and redeemed within 12 months of purchase.)	Yes. Payable if you redeem within 1-year of purchase.	No.	No.
Distribution and Service (12b-1) Fees?	0.25% distribution and service fee.	1.00% distribution and service fee.	No.	0.50% distribution and service fee.

76	Investing in the Funds	1290 Funds

	Class A	Class C1	Class I	Class R
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are low ongoing distribution and service (12b-1) fees.	No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to Class A Shares.	No up-front sales charge so you start off owning more shares. No distribution or service fees.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	You pay higher ongoing distribution and service (12b-1) fees than Class A Shares each year you own Class C Shares, which means that over the long term you can expect higher total fees per share than Class A Shares and, as a result, lower total performance.	Limited availability.	You pay ongoing distribution and service (12b-1) fees each year you own Class R Shares, which means that over the long term you can expect higher total fees per share than Class A Shares and, as a result, lower total performance.

[1]	The Funds will not accept single purchase orders of $1,000,000 or more for Class C shares.

1290 Funds	Investing in the Funds	77

6. How sales charges are calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”), which varies depending upon the size of your purchase. No initial sales charge applies to Class A shares you receive through reinvestment of dividends or other distributions.

Class A Sales Charge for 1290 GAMCO Small/Mid Cap Value Fund, 1290 SmartBeta Equity Fund, 1290 Global Equity Managers Fund and 1290 Multi-Alternative Strategies Fund
Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
$0 to $49,999	5.50%	5.82%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and up	None	None	1.00% of the first $2.99 million; 0.75% of amounts from $3-4.99 million; 0.50% of amounts in excess of $5 million

Class A Sales Charge for 1290 High Yield Bond Fund, 1290 Convertible Securities Fund and 1290 Unconstrained Bond Managers Fund
Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
$0 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 and up	None	None	1.00% of the first $2.99 million; 0.75% of amounts from $3-4.99 million; 0.50% of amounts in excess of $5 million
*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds. For more information on reducing or eliminating sales charges, please see “Ways to Reduce or Eliminate Sales Charges.”
**	The distributor will compensate dealers in connection with purchases of Class A shares. From time to time, the distributor may hold special promotions for specified periods during which the distributor may reallow dealers up to the full sales charges shown above. In addition, the distributor may provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”

Class A Contingent Deferred Sales Charge. Class A shares may be subject to a 1.00% CDSC if they are purchased without an initial sales charge and redeemed within a 12-month “holding period” measured from the beginning of the calendar month in which they were purchased. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

Class C Shares

Class C shares are sold at net asset value. However, there is a CDSC on shares that is payable on redemptions made within one year of the date of purchase. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C shares of another Fund. The Funds will not accept single purchase orders of $1,000,000 or more for Class C shares. For more information regarding the application of the CDSC to Class C shares, see “How the CDSC is Applied to Your Shares” and “A CDSC Will Not Be Charged On.”

78	How sales charges are calculated	1290 Funds

Holding Period After Purchase	% Deducted When Shares are Sold
One Year	1.00%
Thereafter	0.00%

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the then-current net asset value of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption, not from the amount remaining in your account, unless otherwise directed by you;

•	for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years; and

•	is applied to your shares at the time of sale based on the schedule applicable to those shares when you bought them.

A CDSC Will Not be Charged On

•	increases in net asset value above the purchase price;

•	shares you acquired by reinvesting your dividends and/or capital gain distributions; or

•	exchanges of shares of one fund for shares of the same class of another Fund of 1290 Funds.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares in the order purchased.

Class I Shares

Investors who purchase Class I shares do not pay sales charges. The ongoing expenses for Class I shares are the lowest of all the classes because there are no ongoing distribution and service (12b-1) fees.

Class I shares are sold at net asset value and have no sales charge. The minimum investment amount for purchasing Class I shares generally is $1 million. Only specific types of investors can purchase Class I shares. You may be eligible to purchase Class I shares if you:

•

Are a corporation, bank, savings institution, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization;

•	Are an investment company registered under the 1940 Act (not subject to $1 million minimum investment amount);

•	Are an employee of AXA Financial or its subsidiaries or an immediate family member of such employee (subject to $1,000 minimum investment amount);

•	Are a wrap account client of an eligible broker-dealer or a client of a fee-based planner that is unaffiliated with a broker/dealer (not subject to $1 million minimum investment amount);

•

Are a present or former trustee of 1290 Funds or a spouse or minor child of any such trustee or any trust, individual retirement account (“IRA”) or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative (not subject to $1 million minimum investment amount); or

•	Are a financial institutional buyer.

Class R Shares

Class R Shares are available only to certain employer-sponsored retirement plans, including corporate retirement accounts such as 401(k) and 403(b) plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. If you buy Class R Shares, you will pay neither an initial sales charge nor a CDSC. However, Class R Shares are subject to a distribution and service fee of 0.50% per year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

1290 Funds	How sales charges are calculated	79

The distributor currently pays the annual Class R Shares distribution and service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

Compensation to Securities Dealers

ALPS Distributors, Inc. (“ALPS”) serves as the distributor for the Class A, Class C, Class I and Class R shares of the Funds offered by this Prospectus. ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1290 Funds has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class C and Class R shares. Under the Distribution Plans, each Fund is authorized to pay ALPS a maximum annual fee of 0.25%, 1.00% and 0.50% of each Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. These fees are paid to compensate ALPS for rendering services and bearing expenses in connection with activities primarily intended to result in the sale of shares and/or providing services to shareholders of each class. Activities and services contemplated under the Distribution Plans include printing and mailing of fund prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers, holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares and maintaining shareholder accounts. Because the fees authorized under the Distribution Plans are paid out of the Funds’ assets on an ongoing basis, over time, the fees for Class A, Class C and Class R shares will increase your cost of investing and may cost you more than other types of charges.

In addition to the sales charges paid by investors and the distribution and service fees paid by the Funds, the distributor or the Adviser (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other persons, including affiliates, who sell shares of the Funds and other mutual funds distributed by the distributor (collectively, “Dealers”). Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross sales price of shares sold by such persons, the net asset value of shares held by the customers of such persons, or otherwise.

The additional payments to such Dealers are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the distributor in its sole discretion, may be different for different Dealers. These additional payments are made by the distributor and its affiliates and do not increase the amount paid by you or the Funds as shown under the heading “Fees and Expenses of the Fund” in the Fund Summaries.

Such payments are intended to provide additional compensation to Dealers for various services, including, without limitation, providing periodic and ongoing education and training of Dealer personnel regarding the Funds; disseminating to Dealer personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of the Dealer; granting reasonable access to the Dealer’s financial advisors and consultants; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Dealers in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Dealer firm charges its representatives for effecting transactions in Fund shares) and other similar charges. The distributor and its affiliates may make other payments or allow other promotional incentives to Dealers to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In some instances, these incentives may be made available only to Dealers whose representatives have sold or may sell a significant number of shares. The Dealers receiving additional payments include those that may recommend that their clients consider or select a Fund of 1290 Funds for investment purposes, including those that may include one or more Funds of 1290 Funds on a “preferred” or “recommended” list of mutual funds. These payments may create an incentive for a Dealer firm or its representatives to recommend or offer shares of Funds of 1290 Funds to its customers over shares of other funds. In addition, these payments may result in greater access by the distributor or its affiliates to, without limitation, the Dealer, its representatives, advisors and consultants and sales meetings, than other funds which do not make such payments or which make lower such payments.

In addition to the Dealer compensation described above, the Funds and/or the distributor may pay fees to the Dealers and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the Funds generally are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services, but in certain circumstances the subaccounting fees may be higher due to differences in the services being provided or other factors. Because these subaccounting fees are directly related to the number of accounts and assets for which the Dealers provide services, the fees will increase with the success of the Dealers’ sales activities.

80	How sales charges are calculated	1290 Funds

The Funds’ portfolio transactions are not used as a form of sales-related compensation to Dealers that promote or sell shares of the Funds and the promotion or sale of such shares is not considered as a factor in the selection of broker-dealers to execute the Funds’ portfolio transactions. The Sub-Advisers place each Fund’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the Fund. To the extent that a Sub-Adviser determines that a Dealer can provide a fund with the best net results, the Sub-Adviser may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund.

You can find further information in the SAI about the payments made by the distributor or the Adviser and their affiliates and the services provided by your Dealer. Your Dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You can also ask your Dealer about any payments it receives from the distributor and any services your Dealer provides, as well as about fees and/or commissions it charges.

1290 Funds	How sales charges are calculated	81

7. Ways to reduce or eliminate sales charges

Ways to Reduce or Eliminate Sales Charges

You may qualify for a reduction or waiver of the sales charge. If you think you qualify for any of the sales charge waivers described below, you or your financial advisor may need to notify and/or provide certain documentation to us. You or your financial advisor also will need to notify us of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to us includes:

•	Information or records regarding shares of the Funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the Funds held in any account at any financial intermediary by immediate family of the shareholder; and/or

•	Any other information that may be necessary for us to determine your eligibility for a reduction or waiver of a sales charge.

Reducing Sales Charges — Class A Shares Only

There are a number of ways you can lower your sales charges on Class A shares, including:

•

Letter of Intent — You may be entitled to a reduced sales charge if you execute a Letter of Intent to purchase Class A shares at the public offering price within a period of 13 months. Your discount will be determined based on the schedule in the table that appears above in the section entitled “How Sales Charges are Calculated — Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If you wish to enter into a Letter of Intent, you should complete the appropriate portion of the new account application. At your request, purchases made during the previous 90 days may be included.

•

Rights of Accumulation — You are entitled to a reduced sales charge on additional purchases of Class A shares of a Fund if the value of your existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price, plus any additional investments, less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. Your discount will be determined based on the schedule in the section entitled “How Sales Charges are Calculated — Class A Shares.” For purposes of determining the discount, we will aggregate holdings of Fund shares of your spouse, immediate family or accounts you control, whether as a single investor or trustee, provided that you notify us of the applicable accounts at the time of your additional investment by providing us with appropriate documentation, including the account numbers for all accounts that you are seeking to aggregate.

Eliminating Sales Charges and the CDSC — Class A Shares Only

Class A shares may be offered without a front-end sales charge or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Representatives and employees, or their immediate family members, of broker-dealers and other intermediaries that have entered into selling or service arrangements with the distributor;

•

Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity;

•	Direct referrals by the Adviser’s employees; and

•	Clients of fee-based/fee-only financial advisors.

The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of ERISA and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the distributor that are described in the SAI. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any shares may generally be eliminated in the following cases:

•	The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum;

•	Redemptions through a systematic withdrawal plan;

•	Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the Social Security Administration);

•

Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the Code, including substantially equal periodic payments described in Code section 72 prior to age 59 1/2 and required minimum distributions after age 70 1/2; or

•	Required minimum distributions from an IRA.

82	Ways to reduce or eliminate sales charges	1290 Funds

Reinstatement Privilege

If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same class of the same or another Fund of 1290 Funds (equal to all or a portion of the redemption amount) within 60 days of redemption. This right may be exercised once a year and within 60 days of the redemption, provided that the share class of the Fund is currently open to new investors or the shareholder has a current account in that closed Fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial professional or 1290 Funds. For more information about sales charges, reductions, and waivers, see the SAI or visit the Funds’ website at 1290funds.com, which includes hyperlinks to facilitate access to this information.

1290 Funds	Ways to reduce or eliminate sales charges	83

8. It’s easy to open an account

To open an account with 1290 Funds

1. Read the Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts.

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*
Individual Retail Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Automatic Bank Draft Plan**	$1,000	$100
Accounts established in a wrap program with which 1290 Funds, the Adviser or the distributor has an agreement.	$1,000	$100
Corporate retirement accounts, such as 401(k) and 403(b) plans	No minimum requirement.	No minimum requirement.
*	Does not apply to Class I shares.
**	The Funds offer an automatic bank draft plan with a minimum initial investment of $1,000 through which a Fund will, following the initial investment, deduct $100 or more on a monthly basis from the investor’s demand deposit account to invest directly in the funds’ Class A, Class C or Class R shares.

3. (a) Call your broker or other financial professional who can assist you in all the steps necessary to open an account; or

(b) complete the appropriate part of the account application, carefully following the instructions. If you have any questions, please call your financial professional or 1290 Funds at 1-888-310-0416. For more information on 1290 Funds investment programs, refer to the section entitled “Additional Investor Services” in the Prospectus.

4. Use the following sections as your guide for purchasing shares.

1290 Funds generally will not permit prospective investors with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with 1290 Funds.

To conform to regulations under the USA PATRIOT Act of 2001, 1290 Funds is required to obtain, verify, and record information that identifies each person who opens an account. A new account application includes your name, street address, date of birth and other identification information. The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the Funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality. If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the Funds cannot complete the identification process, your investment and the application may be returned.

A Fund will deduct a $25 annual fee from accounts with a balance of less than $1,000. This does not apply to Automatic Bank Draft Plan Accounts or IRAs.

Each Fund reserves the right to close any Fund account whose balance drops to $500 or less due to redemption activity. If an account is closed, its shares will be sold at the NAV on the day the account is closed. A shareholder will be given at least 60 days’ notice before a fund closes an account with a balance of $500 or less so that the shareholder has an opportunity to increase the account balance.

84	It’s easy to open an account	1290 Funds

9. Buying, selling and exchanging shares

Buying Shares

Opening an Account	Adding to an Account
Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to buy shares.	Call your broker or other financial professional.
By Telephone
Call 1-888-310-0416 and speak with one of our representatives. 1290 Funds has the right to reject any telephone request for any reason.
By Mail
Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “1290 Funds.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

Fill out detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the fund name, your class of shares, your account number and the registered account name(s).

Mail the check with your completed investment slip or letter to:

By Regular mail

1290 Funds

PO Box 8947

Boston, MA 02266-8947

By Overnight Mail:

1290 Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Automatic Investing Through Automatic Clearing House (“ACH”)

Please call 1-888-310-0416 for an ACH form. A medallion guarantee may be required to add this privilege.

Your bank account may be debited monthly for automatic investment into one or more of the funds for each class. Not available for Class I shares.

1290 Funds	Buying, selling and exchanging shares	85

Selling Shares

Through Your Broker or other Financial Professional

•  Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares. Your broker or financial professional may charge you for its services.

By Mail

•  Write a letter to request a redemption specifying the name of the fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required (see section entitled “Selling Shares in Writing” and, in particular, the information regarding medallion guarantees).

•  The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

1290 Funds

PO Box 8947

Boston, MA 02266-8947

•  Your proceeds (less any applicable CDSC) will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or via the ACH system to your bank (see below). Your bank may charge you a fee.

•  The minimum amount that may be redeemed by check is $500.

By Wire

•  Fill out the “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” sections on your account application.

•  Call 1-888-310-0416, visit www.1290Funds.com or indicate in your redemption request letter that you wish to have your proceeds wired to your bank.

•  If you submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send the wire to any other bank, or redemption proceeds are greater than $50,000, a medallion guarantee is required. On a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to 1290 Funds.

•  Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $15) will be deducted from the proceeds. Your bank may charge you a fee.

•  The minimum amount that may be redeemed by wire is $1,000.

By Systematic Withdrawal Plan

•  Please refer to the section entitled “Additional Investor Services” or call 1-888-310-0416 or your financial professional for more information.

•  Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone

•  If you have authorized this service, you may redeem your shares by telephone by calling 1-888-310-0416.

•  If you make a telephone redemption request, you must furnish the name and address of record of the registered owner, the account number and taxpayer identification number (“TIN”), the amount to be redeemed, and the name of the person making the request.

•  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund of 1290 Funds. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. If you have previously linked your bank account to your Fund account, you can have the proceeds sent via the ACH system to your bank.

•  Proceeds (less any applicable CDSC) will generally be sent on the next business day. Your bank may charge you a fee.

•  The minimum amount that may be redeemed by check is $500.

Participate in the Bank Purchase and Redemption Plan

•  You may initiate an ACH Purchase or Redemption directly to a bank account when you have established proper instructions, including all applicable bank information, on the account. Your bank may charge you a fee.

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Selling Shares in Writing

To redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. If a written request to sell is required, a letter of instruction signed by the authorized owner is necessary. In certain situations a medallion guarantee or additional documentation may be required.

A Medallion Guarantee is necessary if:

•	Total redemption proceeds exceed $50,000;

•	A proceeds check for any amount is mailed to an address other than the address of record or not sent to the registered owner(s);

•	Wire instructions indicate that wire proceeds should be sent to a bank other than the bank currently on file; or

•	Your address has changed within the past 30 days.

A Medallion Guarantee can be obtained from one of the following sources:

•	A financial professional or securities dealer;

•	A federal savings bank, cooperative or other type of bank;

•	A savings and loan or other thrift institution;

•	A credit union;

•	A securities exchange or clearing agency.

The table shows account types for which additional documentation may be necessary. Please call your financial professional or 1290 Funds regarding requirements for other account types.

Seller (Account Type)	Requirements for written requests
Individual, joint, sole proprietorship, Uniform Transfers to Minors Act / Uniform Gifts to Minors Act	• The signatures on the letter must include all persons authorized to sign, including title, if applicable. • Medallion Guarantee, if applicable (see above).
Corporate or association accounts	• The signatures on the letter must include all trustees authorized to sign, including title.
Owners or trustees of trust accounts	• The signatures on the letter must include all trustees authorized to sign, including title.
• If the names of the trustees are not registered on the account, include a copy of the trust document certified within the past 60 days. • Medallion Guarantee, if applicable (see above).
Power of Attorney (POA)

•  The signatures on the letter must include the attorney-in-fact, indicating such title.

•  Medallion guarantee, if applicable (see above).

•  Certified copy of the POA document stating it is still in full force and effect, specifying the exact fund and account number, and certified within 60 days of receipt of instructions.*

Qualified retirement benefit plans	• The signatures on the letter must include all trustees authorized to sign, including title. • Medallion Guarantee, if applicable (see above).
IRAs	• Additional documentation and distribution forms required.
*	Certification may be made on court documents by the court, usually certified by the clerk of court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or practicing attorney.

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Exchanging Shares

How to Exchange Shares

Shares of any class of each Fund generally may be exchanged for shares of the same class of any other Fund without paying a sales charge or a CDSC. Shares of any class of each Fund also may be acquired in exchange for shares of the same class of any other Fund without paying a sales charge or CDSC. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of a fund may be legally sold. The funds may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

In addition, when a shareholder redeems or exchanges shares of a Fund (with the exceptions noted herein) which have been held for one month or less, 1290 Funds may assess and retain for the benefit of the remaining shareholders, a short-term trading fee of 2% of the current net asset value of the shares being redeemed or exchanged. For more information, see “Buying, Selling and Exchanging Shares — Purchase and Redemption Restrictions on Market-Timers and Active Traders.”

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, a Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

1290 Funds

PO Box 8947

Boston, MA 02266-8947

By Telephone

If you have authorized this service, you may exchange by telephone by calling 1-888-310-0416.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

By Website
Log into your account portfolio and select “View Account” for the fund from which you would like to make the exchange. On the next screen, choose “Fund Exchange.” Instructions on the following Exchange Request page will guide you through the final process. Previously outlined exchange guidelines apply to any online exchanges.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

The Funds reserve the right to suspend or change the terms of purchasing, selling or exchanging shares.

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Purchase and Redemption Restrictions on Market-Timers and Active Traders

1290 Funds may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday), during an emergency as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or during other periods permitted by the SEC. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Fund to make cash payments as determined in the sole discretion of the Adviser.

Frequent transfers or purchases and redemptions of Fund shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds. Excessive purchases and redemptions of shares of the Fund may adversely affect Fund performance and the interests of long-term investors by requiring a Fund to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Fund shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage and tax costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds that invest a significant portion of their assets in foreign securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas markets but prior to the close of the U.S. market. High-yield securities may present opportunities for short-term trading strategies because the market for such securities may be less liquid than the market for higher quality bonds which could result in pricing inefficiencies.

1290 Funds’ Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. 1290 Funds and the Funds discourage frequent transfers or purchases and redemptions of Fund shares by Fund shareholders and will not make special arrangements to accommodate such transactions in Fund shares. As a general matter, each Fund and 1290 Funds reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Fund.

1290 Funds’ policies and procedures seek to discourage what it considers to be disruptive trading activity. 1290 Funds seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which the Adviser and its affiliates, on behalf of 1290 Funds, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some shareholders may be treated differently than others, resulting in the risk that some shareholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If the Adviser, on behalf of 1290 Funds, determines that a shareholder’s transfer patterns among the Funds are disruptive to the Funds, the Adviser or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. The Adviser or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, the Adviser or an affiliate may consider the combined transfer activity of shareholders that it believes are under common ownership, control or direction.

1290 Funds currently considers transfers into and out of (or vice versa) the same Fund within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Fund. 1290 Funds aggregates inflows or outflows for each Fund on a daily basis. When a potentially disruptive transfer into or out of a Fund occurs on a day when the Fund’s net inflows and outflows exceed an established monitoring threshold, the Adviser or an affiliate sends a letter to the shareholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, the Adviser or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such shareholder is identified a second time as engaging in potentially disruptive transfer activity, the Adviser or an affiliate currently will restrict the availability of voice, fax and automated transaction services. Because the

1290 Funds	Buying, selling and exchanging shares	89

Adviser or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some shareholders may be treated differently than others, resulting in the risk that some shareholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although shareholders who have engaged in disruptive transfer activity currently receive letters notifying them of the Adviser or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, the Adviser, or an affiliate thereof or 1290 Funds also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Fund shares also apply to retirement plan participants.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Fund.

In addition, when a shareholder redeems or exchanges shares of the 1290 High Yield Bond Fund (with the exceptions described below) which have been held for one month or less, 1290 Funds will assess and retain for the benefit of the remaining fund shareholders, a short-term trading fee of 2% of the current net asset value of the shares being redeemed or exchanged. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, the Fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. 1290 Funds will use the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the shareholder’s account. 1290 Funds reserves the right to modify or discontinue the short-term trading fee at any time or from time to time.

1290 Funds will not assess a redemption fee with respect to certain transactions. At this time, the following shares of the Funds will not be subject to the redemption fees:

1.	Shares purchased by the reinvestment of dividends or capital gain distributions:

2.	Shares redeemed or exchanged through rebalancing, or asset reallocation, wrap fee, omnibus or other programs approved by the Adviser; and

3.	Shares redeemed by a Fund of 1290 Funds to cover various fees (e.g., account fees).

Consistent with seeking to discourage disruptive trading activity, 1290 Funds may also, in its sole discretion and without further notice, change what it considers potentially disruptive trading activity and its monitoring procedures and thresholds, change the amount of the Funds’ short-term trading fee, as well as change its procedures to restrict this activity.

Selling Restrictions

The table below describes restrictions in place on selling shares of any Fund described in this Prospectus.

Restriction	Situation
• The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•  When the New York Stock Exchange is closed (other than a weekend/holiday).

•  When trading is restricted by the SEC.

•  When the SEC declares that an emergency exists.

•  Any other period permitted by the SEC.

• Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of dispute between registered owners. • With suspicion/evidence of a fraudulent act.

•  A Fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

•  When it is detrimental for a fund to make cash payments as determined in the sole discretion of the Adviser.

•  Securities distributed in kind are subject to market risk until sold, and shareholders may incur brokerage costs and realize capital gains when converting those securities to cash.

• A Fund may withhold redemption proceeds until the check or funds have cleared:	• When redemptions are made within 10 calendar days of purchase by check of the shares being redeemed.

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10. How fund shares are priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using the following formula:

Total Market Value =	Total market value of securities	+	Cash and other assets	—	Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Fund or its designated agent.

•

A Fund heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Fund’s shares are not priced.

Generally, portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations.

•

Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of 1290 Funds’ Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a Fund will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Swaps — utilize prices provided by approved pricing services.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board of Trustees of 1290 Funds. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Fund shares is determined, may be reflected in 1290 Funds’ calculations of net asset values for each applicable Fund when 1290 Funds deems that the particular event or circumstance would materially affect such Fund’s net asset value. Such events or circumstances may be company specific, such as an earning reports, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that 1290 Funds’ Board of Trustees believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Fund’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by those traders.

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11. Dividends and other distributions and tax consequences

Dividends and other Distributions

Each of the 1290 GAMCO Small/Mid Cap Value Fund, 1290 SmartBeta Equity Fund, 1290 Global Equity Managers Fund and 1290 Multi-Alternatives Strategies Fund will distribute all or substantially all of its net investment income and net realized capital gains, if any, at least annually or more frequently as determined to be appropriate by the Adviser. With respect to the 1290 High Yield Bond Fund, 1290 Convertible Securities Fund and 1290 Unconstrained Bond Managers Fund, all or substantially all of its net investment income and net realized capital gains, if any, will be distributed at least monthly. A Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

Dividends distributed by a Fund may be reinvested automatically in shares of the distributing class of that Fund at their net asset value without a sales charge or may be taken in cash. If you would like to receive distributions in cash, contact your financial professional, financial intermediary or the Funds. The Funds anticipate, although they cannot predict with any certainty, that a significant amount of their distributions, if any, will consist of net capital gains.

Tax Consequences

You will pay federal income tax on dividends from the Funds whether you receive them in cash or reinvest them in additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you will be treated as having sold the shares, and any gain on the transaction will be subject to federal income tax.

Any dividends you receive from a Fund attributable to its net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, will be taxed to you as ordinary income. However, a Fund’s distributions to individuals and certain other non-corporate shareholders (each, an “individual shareholder”) of certain dividend income it receives, consisting of dividends received from U.S. corporations and certain foreign corporations (“qualified dividend income”), and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are subject to federal income tax at reduced rates, specifically 15% for an individual shareholder with no more than $415,050 of taxable income ($466,950 if married filing jointly) and 20% for those with taxable income exceeding those respective amounts (which apply for 2016 and will be adjusted for inflation annually thereafter). Distributions of net capital gains will be taxable to you at different rates depending on how long the distributing Fund held the assets the sale of which generated the gains, not how long you held your Fund shares.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

Each Fund must withhold and remit to the U.S. Treasury Department 28% of dividends, capital gain distributions, and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to any individual shareholder who fails to certify that the TIN furnished to the Fund is correct or who furnishes an incorrect TIN (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

A Fund shareholder who wants to use a method for determining his or her basis in Fund shares other than the average basis method (which is the Funds’ default method) must elect to do so in writing, which may be electronic. Each Fund, or its administrative agent, must report to the IRS and furnish to its shareholders the basis information for Fund shares that are redeemed. See “Taxation” in the SAI for a description of the rules regarding that election and each Fund’s reporting obligation.

Dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of the Fund’s shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,“ a Fund pays to foreign shareholders (with certain exceptions) and reports in writing to its shareholders are exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.

Under the Foreign Account Tax Compliance Act (“FATCA”), “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends each Fund pays and (2) certain capital gain distributions and the proceeds of a redemption of

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Fund shares a Fund pays after December 31, 2018. As discussed more fully in the section of the SAI entitled “Taxation,” the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE, if it certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent (which may be a Fund), which will, in turn, report that information to the IRS. Moreover, the U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations.

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

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12. Additional Information

Additional Investor Services

Automatic Bank Draft Plan

An Automatic Bank Draft Plan is available for investors who wish to purchase Class A or Class C shares of one or more of the Funds in amounts of $100 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $1,000. Forms authorizing this service are available from 1290 Funds. For more information on how to join the Automatic Bank Draft Plan, please refer to the section entitled “Buying Shares.”

Automatic Reinvestment Plan

Dividends and capital gain distributions may be automatically reinvested in the same class of shares without a sales charge.

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Fund, please carefully read the relevant information about it in the Prospectus.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may participate in a systematic withdrawal plan. Under this plan, you may arrange quarterly, semi-annual or annual automatic withdrawals of at least $500 from any Fund. The proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing. The $10,000 minimum account size is not applicable to IRAs. 1290 Funds processes sales through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account. You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid unless you purchased shares at net asset value. A Fund will not knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time. A Fund will waive the CDSC on redemptions of shares made pursuant to a systematic withdrawal plan if the proceeds do not exceed 10% annually of the net asset value of the account. A Fund may amend the terms of the systematic withdrawal plan on 30 days’ notice. You or 1290 Funds may terminate the plan at any time.

Automatic Bank Purchase Plan

If you have your bank account linked to your 1290 Funds account, you can call 1-888-310-0416 prior to 4:00 p.m. Eastern Standard Time and purchase shares at that day’s closing price. The money will be taken from your bank account within one to five days.

1290 Funds — Related Web Site

Visit www.1290Funds.com to review your account balance and recent transactions, to view daily prices and performance information.

Transactions Through Processing Organizations

You may purchase or sell shares through an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans or other omnibus accounts (“Processing Organization”). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than 1290 Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. 1290 Funds is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from the Adviser or its affiliates and certain Processing Organizations may receive compensation from 1290 Funds for shareholder recordkeeping and similar services. One of the Processing Organizations through which shares of the Funds will be sold or redeemed is AXA Advisors, LLC, a member of FINRA/the Securities Investor Protection Corporation and an investment adviser registered with the SEC, which is an affiliate of the Funds, the Adviser and one of the Sub-Advisers.

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13. Glossary of Terms

Ask Price — The price a prospective seller is willing to accept.

Bid price — The price a prospective buyer is ready to pay. Along with Ask Price, this term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates. As a general rule, for every 1% increase or decrease in interest rates, a bond’s price will change approximately 1% in the opposite direction for every year of duration. For example, if a bond has a duration of five years and interest rates increase by 1%, the bond’s price will decline by approximately 5%. Conversely, if a bond has a duration of five years and interest rates fall by 1%, the bond’s price will increase by approximately 5%. Other factors can influence a bond portfolio’s performance and share price. Accordingly, a bond portfolio’s actual performance will likely differ from the example.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Fund on any given day without taking into account any sales charges. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Volatility — The general variability of a Fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Fund is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

1290 Funds	Glossary of Terms	95

14. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Fund’s Class A, Class C, Class I, and Class R shares as applicable. The financial information in each table below is for the period of the Fund’s operations and has been derived from the financial statements of each Fund, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Fund’s financial statements as of October 31, 2015 and the financial statements themselves appear in the 1290 Funds’ Annual Report.

Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). The information should be read in conjunction with the financial statements contained in the Funds’ Annual Report which are incorporated by reference into the Funds’ SAI and are available upon request.

1290 Gamco Small/Mid Cap Value Fund

	Class A		Class C**		Class I		Class R
	November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.01		0.02		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33		0.33		0.32		0.34

Total from investment operations	0.32		0.34		0.34		0.30

Less distributions:
Dividends from net investment income	(0.07)		(0.07)		(0.07)		(0.07)

Net asset value, end of period	$10.25		$10.27		$10.27		$10.23

Total return (b)	3.20%		3.43%		3.43%		2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$997		$259		$2,416		$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%		1.10%		1.10%		1.60%
Before waivers and reimbursements (a)	9.28%		10.23%		8.56%		9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.10	)%(l)	0.15	%(l)	0.16	%(l)	(0.35	)%(l)
Before waivers and reimbursements (a)	(8.03	)%(l)	(8.98	)%(l)	(7.30	)%(l)	(8.49	)%(l)
Portfolio turnover rate (z)^	95%		95%		95%		95%

*	Commencement of Operations.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

96	Financial Highlights	1290 Funds

Financial Highlights (cont’d)

1290 High Yield Bond Fund

	Class A		Class C**		Class I		Class R
	November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.59		0.62		0.62		0.57
Net realized and unrealized gain (loss) on investments	(0.84)		(0.85)		(0.85)		(0.85)

Total from investment operations	(0.25)		(0.23)		(0.23)		(0.28)

Less distributions:
Dividends from net investment income	(0.60)		(0.62)		(0.62)		(0.57)

Net asset value, end of period	$9.15		$9.15		$9.15		$9.15

Total return (b)	(2.62)%		(2.39)%		(2.39)%		(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,372		$2,783		$8,395		$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		0.80%		0.80%		1.30%
Before waivers and reimbursements (a)	2.45%		3.20%		2.20%		2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	6.39	%(l)	6.64	%(l)	6.64	%(l)	6.14	%(l)
Before waivers and reimbursements (a)	4.99	%(l)	4.24	%(l)	5.24	%(l)	4.74	%(l)
Portfolio turnover rate (z)^	57%		57%		57%		57%

*	Commencement of Operations.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

1290 Funds	Financial Highlights	97

Financial Highlights (cont’d)

1290 SmartBeta Equity Fund

	Class A		Class C**		Class I		Class R
	November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.14		0.14		0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16		0.15		0.15		0.16

Total from investment operations	0.27		0.29		0.29		0.25

Less distributions:
Dividends from net investment income	(0.03)		(0.03)		(0.03)		(0.03)

Net asset value, end of period	$10.24		$10.26		$10.26		$10.22

Total return (b)	2.70%		2.94%		2.94%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,111		$1,029		$3,218		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%		1.10%		1.10%		1.60%
Before waivers and reimbursements (a)	4.21%		4.96%		3.96%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.14	%(l)	1.39	%(l)	1.38	%(l)	0.89	%(l)
Before waivers and reimbursements (a)	(1.73	)%(l)	(2.48	)%(l)	(1.48	)%(l)	(1.98	)%(l)
Portfolio turnover rate (z)^	29%		29%		29%		29%

*	Commencement of Operations.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

98	Financial Highlights	1290 Funds

Financial Highlights (cont’d)

1290 Global Equity Managers Fund

	Class A		Class I		Class R
	July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)		(0.29)		(0.29)

Total from investment operations	(0.29)		(0.28)		(0.30)

Net asset value, end of period	$9.71		$9.72		$9.70

Total return (b)	(2.90)%		(2.80)%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102		$28,964		$97
Ratio of expenses to average net assets:
After waivers (a)	1.40%		1.15%		1.65%
Before waivers (a)	1.93%		1.68%		2.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—	%‡‡(l)	0.24	%(l)	(0.26	)%(l)
Before waivers (a)	(0.54	)%(l)	(0.28	)%(l)	(0.78	)%(l)
Portfolio turnover rate (z)^	3%		3%		3%

*	Commencement of Operations.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

1290 Funds	Financial Highlights	99

Financial Highlights (cont’d)

1290 Multi-Alternative Strategies Fund

	Class A		Class I		Class R
	July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		—	#	(0.02)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.29)		(0.29)

Total from investment operations	(0.30)		(0.29)		(0.31)

Net asset value, end of period	$9.70		$9.71		$9.69

Total return (b)	(3.00)%		(2.90)%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112		$9,591		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(j)	0.96%		0.72%		1.21%
Before waivers and reimbursements (a)(f)	2.26%		1.97%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.25	)%(l)	(0.03	)%(l)	(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	(1.55	)%(l)	(1.29	)%(l)	(1.78	)%(l)
Portfolio turnover rate (z)^	0%		0%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

100	Financial Highlights	1290 Funds

Financial Highlights (cont’d)

1290 Convertible Securities Fund

	Class A		Class I		Class R
	July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.04		0.03
Net realized and unrealized gain (loss) on investments	(0.44)		(0.44)		(0.45)

Total from investment operations	(0.41)		(0.40)		(0.42)

Less distributions:
Dividends from net investment income	(0.03)		(0.04)		(0.02)

Net asset value, end of period	$9.56		$9.56		$9.56

Total return (b)	(4.08)%		(4.00)%		(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206		$19,073		$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.05%		1.55%
Before waivers and reimbursements (a)	2.09%		1.72%		2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.09	%(l)	1.37	%(l)	0.87	%(l)
Before waivers and reimbursements (a)	0.30	%(l)	0.70	%(l)	0.20	%(l)
Portfolio turnover rate (z)^	6%		6%		6%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

1290 Funds	Financial Highlights	101

Financial Highlights (cont’d)

1290 Unconstrained Bond Managers Fund

	Class A		Class I		Class R
	July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02		—	#
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.16)		(0.17)		(0.16)

Total from investment operations	(0.15)		(0.15)		(0.16)

Less distributions:
Dividends from net investment income	(0.03)		(0.03)		(0.02)

Net asset value, end of period	$9.82		$9.82		$9.82

Total return (b)	(1.54)%		(1.49)%		(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98		$68,572		$98
Ratio of expenses to average net assets:
After waivers (a)	1.40%		1.15%		1.65%
Before waivers (a)	1.62%		1.36%		1.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.37	%(l)	0.68	%(l)	0.12	%(l)
Before waivers (a)	0.15	%(l)	0.47	%(l)	(0.11	)%(l)
Portfolio turnover rate (z)^	77%		77%		77%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

102	Financial Highlights	1290 Funds

If you would like more information about the Funds, the following documents (including a copy of this Prospectus) are available at 1290 Funds’ website: www.1290Funds.com, free of charge.

Annual and Semi-Annual Reports — Include more information about the Funds’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Funds, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Funds’ SAI, which is available on the Funds website.

To order a free copy of the Funds’ SAI and/or Annual and Semi-Annual Report, request other information about a Fund, or make shareholder inquiries, contact your financial professional, or the Funds at:

1290 Funds

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-888-310-0416

Hours: 8:30 a.m. to 5:30 p.m (Eastern Time)

on any business day

Your financial professional or 1290 Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

100 F Street NE

Washington, D.C. 20549-1520.

1290 Funds

(Investment Company Act File No. 811-22959)

1290 Funds